Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2022 and 2021

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion

We have audited the financial statements of Lincoln Life & Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2022, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS).  Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report.  We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion.  Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists.  The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control.  Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks.  Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

March 3l, 2023

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2022	2021
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2022 – $7,393; 2021 – $7,394; allowance for credit losses: 2022 – $3; 2021 – $0)	$6,509	$8,617
Equity securities	8	7
Mortgage loans on real estate, net of allowance for credit losses	911	961
Policy loans	195	217
Derivative investments	21	7
Other investments	1	6
Total investments	7,645	9,815
Cash and invested cash	46	56
Deferred acquisition costs and value of business acquired	688	281
Accrued investment income	91	91
Reinsurance recoverables, net of allowance for credit losses	643	514
Goodwill	26	26
Other assets	1,891	1,854
Separate account assets	6,825	8,475
Total assets	$17,855	$21,112

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$2,200	$1,932
Other contract holder funds	5,351	5,421
Funds withheld reinsurance liabilities	1,633	1,610
Income taxes payable	20	359
Other liabilities	174	281
Separate account liabilities	6,825	8,475
Total liabilities	16,203	18,078

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,220	1,347
Accumulated other comprehensive income (loss)	(509)	746
Total stockholder’s equity	1,652	3,034
Total liabilities and stockholder’s equity	$17,855	$21,112

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Insurance premiums	$329	$200	$153
Fee income	294	316	326
Net investment income	374	394	381
Realized gain (loss)	(21)	-	40
Other revenues	-	1	-
Total revenues	976	911	900
Expenses
Interest credited	184	191	198
Benefits	727	423	403
Commissions and other expenses	188	348	229
Total expenses	1,099	962	830
Income (loss) before taxes	(123)	(51)	70
Federal income tax expense (benefit)	(34)	(15)	10
Net income (loss)	(89)	(36)	60
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(1,255)	(244)	511
Total other comprehensive income (loss), net of tax	(1,255)	(244)	511
Comprehensive income (loss)	$(1,344)	$(280)	$571

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2022	2021	2020

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,347	1,408	1,468
Cumulative effect from adoption of new accounting standards	-	-	(18)
Net income (loss)	(89)	(36)	60
Dividends paid to The Lincoln National Life Insurance Company	(38)	(25)	(102)
Balance as of end-of-year	1,220	1,347	1,408

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	746	990	479
Other comprehensive income (loss), net of tax	(1,255)	(244)	511
Balance as of end-of-year	(509)	746	990
Total stockholder’s equity as of end-of-year	$1,652	$3,034	$3,339

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities
Net income (loss)	$(89)	$(36)	$60
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	21	-	(40)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	7	99	92
Premiums and fees receivable	(8)	(15)	(1)
Accrued investment income	-	1	-
Insurance liabilities and reinsurance-related balances	107	(109)	(47)
Accrued expenses	(87)	101	8
Federal income tax accruals	(7)	(45)	(21)
Other	17	(27)	29
Net cash provided by (used in) operating activities	(39)	(31)	80

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(259)	(654)	(646)
Sales of available-for-sale securities and equity securities	84	64	204
Maturities of available-for-sale securities	166	444	289
Issuance of mortgage loans on real estate	(59)	(107)	(96)
Repayment and maturities of mortgage loans on real estate	109	92	61
Repayment (issuance) of policy loans, net	22	14	14
Net change in collateral on derivatives and related settlements	8	13	82
Other	-	-	(1)
Net cash provided by (used in) investing activities	71	(134)	(93)

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	(38)	39	(26)
Deposits of fixed account values, including the fixed portion of variable	608	459	491
Withdrawals of fixed account values, including the fixed portion of variable	(546)	(325)	(361)
Transfers from (to) separate accounts, net	(28)	(30)	34
Common stock issued for benefit plans	-	-	(2)
Dividends paid to The Lincoln National Life Insurance Company	(38)	(25)	(102)
Net cash provided by (used in) financing activities	(42)	118	34

Net increase (decrease) in cash, invested cash and restricted cash	(10)	(47)	21
Cash, invested cash and restricted cash as of beginning-of-year	56	103	82
Cash, invested cash and restricted cash as of end-of-year	$46	$56	$103

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of wealth protection, accumulation, group protection and retirement income products and solutions.  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 16 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Certain amounts reported in prior year’s Balance Sheets have been reclassified to conform to the presentation adopted in the current year.  Specifically, we reclassified premiums and fees receivable and reinsurance-related embedded derivatives to other assets.  These reclassifications had no effect on total assets for the prior year.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic.  Actual results could differ from these estimates and assumptions.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain financial assets, derivatives, allowances for credit losses, deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill and other intangibles, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes including the recoverability of our deferred tax assets, and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”) and collateralized loan obligations (“CLOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss).  The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on the Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	The extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary.  If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on the Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value.  Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met.  Accrued interest on debt securities is written-off when deemed uncollectible.

To determine the recovery value of a corporate bond or CLO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on the Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.

Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on the Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on the Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.  Accrued interest on mortgage loans is written-off when deemed uncollectible.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments.  Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions.  Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant.  We apply probability weights to the positive, base and adverse scenarios we use.  For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses.  Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on the Balance Sheets.  Changes in the allowance are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss).  Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the mortgage loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.  These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans.  As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk,  equity market risk and credit risk by entering into derivative transactions.  Our derivative instruments are recognized as either assets or liabilities on the Balance Sheets at estimated fair value.  We have master netting agreements with each of our derivative counterparties that allow for the netting of our derivative asset and liability positions by counterparty.    We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products that contain embedded derivatives that are recorded with the associated host contract.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes and reported within other assets or other liabilities on the Consolidated Balance Sheets.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consist primarily of cash collateral receivables related to our derivative instruments and Federal Home Loan Bank (“FHLB”) common stock.

In uncleared derivative transactions, we and the counterparty enter into a credit support annex requiring either party to post collateral, which may be in the form of cash, equal to the net derivative exposure.  Cash collateral we have posted to a counterparty is recorded within other investments.  Cash collateral a counterparty has posted is recorded within other liabilities.  We also have investments in FHLB common stock, carried at cost, that enable access to the FHLB lending program.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, group life and disability insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  Such acquisition costs are capitalized in the period they are incurred and primarily include commissions, certain bonuses, portion of total compensation and benefits of certain employees involved in the acquisition process and medical and inspection fees.    VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported within other assets on the Balance Sheets.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on the Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on the Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on the Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on the Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  Amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on the Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

For reinsurance transactions where we receive proceeds that represent recovery of our previously incurred acquisition costs, we reduce the applicable unamortized acquisition costs such that the net acquisition costs are capitalized and charged to commissions and other expenses on the Statements of Comprehensive Income (Loss).

Acquisition costs for all traditional contracts, including term life insurance, individual whole life and group business, are amortized over the premium-paying period or level term period, depending on the contract, which generally results in amortization less than or equal to 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no intangible balance or related amortization for fixed and variable payout annuities.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, death benefits expected to be paid, net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

During the third quarter of each year, we conduct our comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL.  These assumptions include, but are not limited to, capital markets, investment margins, mortality rates, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on the Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI and DFEL.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of reinsurance ceded on the Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on the Balance Sheets.  Assets and liabilities and revenues and expenses from certain reinsurance contracts that grant statutory surplus relief are netted on the Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received by us to be considered on deposit with the reinsurer and such amounts are reported in other assets on the Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets.  As such, we performed a quantitative analysis using a probability of loss model approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our credit loss estimate.  We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment.  We updated reinsurer credit ratings during the period to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers.  To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses.  We applied probability weights to the positive, base and adverse scenarios.  For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable.  Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset.  Credit loss estimates are segmented based on counterparty credit risk.  Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions.  For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk.  Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account or with a letter of credit for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement.  As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization.  This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in times of default.  Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on the Balance Sheets.  Changes in the allowance for credit losses are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss).  Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on the Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of certain reinsurance assets, net of allowance for credit losses, certain guaranteed living benefit (“GLB”) features, premiums and fees receivable, DSI, specifically identifiable intangible assets and other receivables.  Other liabilities consist primarily of current and deferred taxes, certain GLB features, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, short-term debt and other accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on the Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

Separate accounts represent segregated funds that are maintained to meet specific investment objectives of contract holders who direct the investments and bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

We report separate account assets as a summary total on the Balance Sheets based on the fair value of the underlying investments.  The underlying investments consist primarily of mutual funds, fixed maturity AFS securities, short-term investments and cash.  Investment income and net realized and unrealized gains (losses) of the separate accounts generally accrue directly to the contract holders; therefore, they are not reflected on the Statements of Comprehensive Income (Loss), and the Statements of Cash Flows do not reflect investment activity of the separate accounts.  Asset-based fees and contract administration charges are assessed against the accounts and included within fee income on the Statements of Comprehensive Income (Loss).  An amount equivalent to the separate account assets is recorded as separate account liabilities, representing the account balance obligated to be returned to the contract holder.

Future Contract Benefits

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  We continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.

The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality rates and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The liabilities for future contract benefits and claims reserves for immediate and deferred paid-up annuities are computed using investment yield assumptions that range from 1.0% to 7.5%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $19 million, $19 million and $20 million for the years ended December 31, 2022, 2021 and 2020, respectively.

We issue variable annuity and life contracts through separate accounts that may include various types of guaranteed benefits.  The liabilities for these guarantees are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less payments made in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked or, in other words, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on the Statements of Comprehensive Income (Loss).  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these reserves and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these reserves.  The change in liability impacts EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on the Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We report the insurance portion of the reserves in future contract benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality rates, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.  As discussed in Note 4, we use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on the Statements of Comprehensive Income (Loss).

Other Contract Holder Funds

Other contract holder funds includes account values on UL and VUL insurance and investment-type annuity products where account values are equal to deposits plus interest credited less withdrawals, surrender charges, asset-based fees and contract administration charges, as well as amounts representing the fair value of embedded derivative instruments associated with our IUL and indexed annuity products.  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these embedded derivatives and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these embedded derivatives.  Other contract holder funds also includes DFEL (see “DAC, VOBA, DFEL and DSI” above), dividends payable to contract holders and undistributed earnings on participating business.

Contingencies and Commitments

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable, based on our best estimate.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account values.  Investment products consist primarily of individual and group variable and fixed annuities.  Interest-sensitive life insurance products include UL, VUL, linked-benefit UL and VUL and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on the Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on the Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.  For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Net investment advisory fees related to asset management of certain separate account funds are recorded as revenues based on a contractual percentage of the customer’s managed assets over the period advisory services are provided.  Fee income related to 12b-1 fees and net investment advisory fees, reported primarily within our Annuities segment, was $25 million, $29 million and $24 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Insurance Premiums

Insurance premiums consist primarily of group insurance products, traditional life insurance and payout annuities with life contingencies.  These premiums are recognized as revenue when due.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on the Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance-related embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements and certain modified coinsurance for which we have a contractual obligation.

Interest Credited

We credit interest to our contract holder account values based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account values.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group life and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the following postretirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other postretirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on the Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”) and the impact of the adoption on the financial statements.  ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform (Topic 848) and related amendments

The amendments in this update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  The amendments provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions impacted by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform.  Additionally, changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain requirements are met.  The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024, with certain exceptions.  The amendments are effective for contract modifications made between March 12, 2020, and December 31, 2024.

March 12, 2020 through December 31, 2024

This standard may be elected and applied prospectively as reference rate reform unfolds.  We have elected practical expedients to maintain hedge accounting for certain derivatives.  We will continue to evaluate our options under this guidance as our reference rate reform adoption process continues.  This ASU has not had a material impact to our financial condition and results of operations, but we will continue to evaluate those impacts as our transition progresses.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is effective January 1, 2023, and early adoption is permitted.

January 1, 2023

We will adopt this ASU effective January 1, 2023, with a transition date of January 1, 2021, using a modified retrospective approach, except for market risk benefits in which we will apply a full retrospective transition approach.

We currently estimate that, at the transition date of January 1, 2021, the adoption of this standard and related amendments will result in a material increase to previously reported stockholder’s equity, including an increase to previously reported AOCI and a decrease to previously reported retained earnings.

The remeasurement of certain current benefits (e.g., guaranteed death benefits on variable annuities) to fair valued market risk benefits, excluding the portion attributable to non-performance risk, is expected to have the most significant impact to retained earnings.

The most significant drivers of the cumulative adjustment to AOCI are expected to be the non-performance risk associated with the fair valued market risk benefits, the elimination of DAC and DAC-like intangible balances recorded in AOCI related to changes in unrealized gains and losses on investments, and the changes in the discount rate assumption since the inception of the contracts to reflect the changes in the upper-medium-grade fixed-income instrument (single-A) interest rate for the liability for future policy benefits associated with certain long-duration contracts.

The effect this standard adoption has on stockholder’s equity will be impacted by economic conditions, including fluctuations in both the capital markets and interest rates, as well as certain actuarial assumptions.

3.  Investments

Fixed Maturity AFS Securities

The amortized cost, gross unrealized gains and losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2022
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,280	$55	$826	$-	$5,509
U.S. government bonds	12	-	-	-	12
State and municipal bonds	513	9	60	-	462
Foreign government bonds	26	1	3	-	24
RMBS	267	1	30	-	238
CMBS	101	-	16	-	85
ABS	148	5	12	3	138
Hybrid and redeemable preferred securities	46	2	7	-	41
Total fixed maturity AFS securities	$7,393	$73	$954	$3	$6,509

	As of December 31, 2021
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,286	$1,092	$16	$-	$7,362
U.S. government bonds	14	2	-	-	16
State and municipal bonds	494	101	1	-	594
Foreign government bonds	30	3	-	-	33
RMBS	288	24	-	-	312
CMBS	89	2	2	-	89
ABS	145	11	1	-	155
Hybrid and redeemable preferred securities	48	10	2	-	56
Total fixed maturity AFS securities	$7,394	$1,245	$22	$-	$8,617

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2022, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$107	$106
Due after one year through five years	741	724
Due after five years through ten years	918	868
Due after ten years	5,111	4,350
Subtotal	6,877	6,048
Structured securities (RMBS, CMBS, ABS)	516	461
Total fixed maturity AFS securities	$7,393	$6,509

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2022
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$4,238	$718	$262	$108	$4,500	$826
State and municipal bonds	227	55	12	5	239	60
Foreign government bonds	8	-	3	3	11	3
RMBS	201	29	4	1	205	30
CMBS	38	6	41	10	79	16
ABS	67	5	50	7	117	12
Hybrid and redeemable
preferred securities	10	-	14	7	24	7
Total fixed maturity AFS securities	$4,789	$813	$386	$141	$5,175	$954

Total number of fixed maturity AFS securities in an unrealized loss position						1,278

	As of December 31, 2021
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$431	$13	$38	$3	$469	$16
State and municipal bonds	36	1	-	-	36	1
CMBS	53	2	-	-	53	2
ABS	62	1	-	-	62	1
Hybrid and redeemable
preferred securities	-	-	19	2	19	2
Total fixed maturity AFS securities	$582	$17	$57	$5	$639	$22

Total number of fixed maturity AFS securities in an unrealized loss position						188

(1)	As of December 31, 2022 and 2021, we recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2022
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Less than six months	$932	$290	253
Six months or greater, but less than nine months	389	202	126
Nine months or greater, but less than twelve months	43	28	14
Total	$1,364	$520	393

As of December 31, 2021
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$-	$-	-

(1)	We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities increased by $932 million for the year ended December 31, 2022.  As discussed further below, we believe the unrealized loss position as of December 31, 2022, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss.  Based upon this evaluation as of December 31, 2022, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2022, the unrealized losses associated with our corporate bond, U.S. government bond, state and municipal bond and foreign government bond securities were attributable primarily to rising interest rates and widening credit spreads since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2022, the unrealized losses associated with our MBS and ABS were attributable primarily to rising interest rates and widening credit spreads since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2022, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

For the year ended December 31, 2022, there was $3 million of additions to the allowance for credit losses on ABS for which credit losses were not previously recognized.    For the years ended December 31, 2021 and 2020, there was less than $1 million of changes in the allowance for credit losses on fixed maturity AFS securities.  As of December 31, 2022, 2021 and 2020, accrued investment income on fixed maturity AFS securities totaled $79 million and was excluded from the estimate of credit losses.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2022	2021
Current	$915	$965
30 to 59 days past due	-	-
60 to 89 days past due	-	-
90 or more days past due	-	-
Allowance for credit losses	(4)	(4)
Unamortized premium (discount)	-	-
Mark-to-market gains (losses)	-	-
Total carrying value	$911	$961

Our mortgage loan portfolio had the largest concentrations in New York, which accounted for 31% and 34% of mortgage loans on real estate as of December 31, 2022 and 2021, respectively, and California, which accounted for 26% and  23% of mortgage loans on real estate as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, there were no specifically identified impaired mortgage loans on real estate.  As of December 31, 2022 and 2021, there were no mortgage loans on real estate on nonaccrual status.

We use loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate.  The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2022
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2022	$59	1.95	$-	-	$-	-	$59
2021	104	3.14	-	-	-	-	104
2020	83	3.19	-	-	-	-	83
2019	178	2.72	-	-	-	-	178
2018	95	2.23	2	1.55	-	-	97
2017 and prior	394	2.72	-	-	-	-	394
Total	$913		$2		$-		$915

	As of December 31, 2021
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2021	$107	3.15	$-	-	$-	-	$107
2020	89	3.18	-	-	-	-	89
2019	180	2.67	-	-	-	-	180
2018	104	2.30	3	1.56	8	1.02	115
2017	116	2.32	-	-	-	-	116
2016 and prior	351	2.77	7	0.81	-	-	358
Total	$947		$10		$8		$965

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$4	$8	$-
Impact of adopting new accounting standard	-	-	3
Additions (reductions) from provision for credit loss expense (1)	-	(4)	5
Additions from purchases of PCD mortgage loans on real estate (2)	-	-	-
Balance as of end-of-year (3)	$4	$4	$8

(1)

We did not recognize any credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2022.  We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the years ended December 31, 2021 and 2020.

(2)	Represents purchased credit-deteriorated (“PCD”) mortgage loans on real estate.
(3)

Accrued investment income on mortgage loans on real estate totaled $2 million, $3 million and $3 million as of December 31, 2022, 2021 and 2020, respectively, and was excluded from the estimate of credit losses.

Net Investment Income

The major categories of net investment income (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities	$323	$326	$329
Mortgage loans on real estate	36	37	37
Policy loans	12	12	13
Cash and invested cash	-	-	1
Commercial mortgage loan prepayment
and bond make-whole premiums	3	20	3
Consent fees	1	-	-
Other investments	1	1	-
Investment income	376	396	383
Investment expense	(2)	(2)	(2)
Net investment income	$374	$394	$381

Impairments on Fixed Maturity AFS Securities

For the year ended December 31, 2022, we recognized $(3) million of credit loss benefit (expense) on ABS incurred as a result of impairments that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities.  For the years ended December 31, 2021 and 2020, we recognized less than $1 million of credit loss benefit (expense) incurred as a result of impairments that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on the Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$22	$22	$7	$7

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  This also includes interest payable on collateral.  See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2022	2021	2020
Collateral payable for derivative investments	$15	$(1)	$(6)

Investment Commitments

As of December 31, 2022, we did not have any investment commitments.

Concentrations of Financial Instruments

As of December 31, 2022 and 2021, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association with a fair value of $91 million and $115 million, respectively, or 1% of total investments, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $74 million and $97 million, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2022 and 2021, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.2 billion and $1.5 billion, respectively, or 15% and 16%, respectively, of total investments, and our investments in securities in the utilities industry with a fair value of $943 million and $1.3 billion, respectively, or 12% and 13%, respectively, of total investments.  These concentrations include fixed maturity AFS and equity securities.

Assets on Deposit

We had investment assets on deposit with regulatory agencies with a fair value of $13 million and $15 million as of December 31, 2022 and 2021, respectively.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk and equity market risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 15 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life and annuity products.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.    A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our indexed universal life insurance (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index.  Contract holders may elect to rebalance index options at renewal dates.  At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Other Derivatives

Lapse Protection Rider Ceded Derivative

We have an inter-company agreement through which Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated insurer, assumes the risk under certain UL contracts for lapse protection riders (“LPR”).  If the contract holder’s account value is insufficient to pay the cost of insurance charges required to keep the policy in force, and the contract holder has made the required deposits, we will be reimbursed for those charges.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

We transfer the majority of the liability for our guaranteed withdrawal benefit and guaranteed income benefit features to LNL that uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2022			As of December 31, 2021
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$-	$-	$-	$45	$-	$4
Foreign currency contracts (1)	115	20	1	106	5	3
Total cash flow hedges	115	20	1	151	5	7
Non-Qualifying Hedges
Interest rate contracts (1)	400	-	-	-	-	-
Equity market contracts (1)	113	2	-	123	6	-
LPR ceded derivative (2)	-	14	-	-	19	-
Embedded derivatives:
GLB direct (3)	-	88	-	-	85	-
GLB ceded (3)	-	-	83	-	-	81
Indexed annuity and IUL contracts (4)	-	1	-	-	-	3
Total derivative instruments	$628	$125	$84	$274	$115	$91

(1)	Reported in derivative investments and other liabilities on the Balance Sheets.
(2)	Reported in other assets on the Balance Sheets.
(3)	Reported in other assets and other liabilities on the Balance Sheets.
(4)	Reported in future contract benefits on the Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2022
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts	$-	$-	$-	$400	$-	$400
Foreign currency contracts (1)	-	3	17	85	10	115
Equity market contracts	113	-	-	-	-	113
Total derivative instruments
with notional amounts	$113	$3	$17	$485	$10	$628

(1)	As of December 31, 2022, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 16, 2061.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$(3)	$2	$8
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	4	(11)	(6)
Foreign currency contracts	8	3	-
Change in foreign currency exchange rate adjustment	10	4	(3)
Change in DAC, VOBA, DSI and DFEL	(2)	(2)	1
Income tax benefit (expense)	(4)	1	2
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Foreign currency contracts (1)	1	-	-
Balance as of end-of-year	$12	$(3)	$2

(1)	The OCI offset is reported within net investment income on the Statements of Comprehensive Income (Loss).

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2022
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$(21)	$374	$727

Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified from AOCI into income	-	1	-

Non-Qualifying Hedges
Equity market contracts	(4)	-	-
LPR ceded derivative	-	-	5
Embedded derivatives:
GLB	1	-	-
Indexed annuity and IUL contracts	3	-	-

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2021
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$-	$394	$423

Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified from AOCI into income	1	-	-

Non-Qualifying Hedges
Interest rate contracts	(6)	-	-
Equity market contracts	3	-	-
LPR ceded derivative	-	-	1
Embedded derivatives:
GLB	3	-	-
Indexed annuity and IUL contracts	(2)	-	-

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2020
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$40	$381	$403

Non-Qualifying Hedges
Interest rate contracts	57	-	-
Equity market contracts	2	-	-
Embedded derivatives:
GLB	1	-	-

As of December 31, 2022, $2 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2022, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2022 or 2021.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2022		As of December 31, 2021
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$6	$-	$2	$-
A+	16	-	5	(4)
	$22	$-	$7	$(4)

Balance Sheet Offsetting

Information related to the effects of offsetting on the Balance Sheets (in millions) was as follows:

	As of December 31, 2022
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$22	$89	$111
Gross amounts offset	(1)	-	(1)
Net amount of assets	21	89	110
Gross amounts not offset:
Cash collateral (1)	(21)	-	(21)
Net amount	$-	$89	$89

Financial Liabilities
Gross amount of recognized liabilities	$-	$83	$83
Gross amounts offset	-	-	-
Net amount of liabilities	-	83	83
Gross amounts not offset:
Cash collateral	-	-	-
Net amount	$-	$83	$83

(1)

Excludes excess cash collateral received of $1 million and excess non-cash collateral received of $1 million, as the collateral offset is limited to the net estimated fair value of derivatives after application of netting arrangements.  There was no excess cash or non-cash collateral pledged as of December 31, 2022.

	As of December 31, 2021
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$8	$85	$93
Gross amounts offset	(1)	-	(1)
Net amount of assets	7	85	92
Gross amounts not offset:
Cash collateral	(7)	-	(7)
Net amount	$-	$85	$85

Financial Liabilities
Gross amount of recognized liabilities	$7	$84	$91
Gross amounts offset	(4)	-	(4)
Net amount of liabilities	3	84	87
Gross amounts not offset:
Cash collateral	(4)	-	(4)
Net amount	$(1)	$84	$83

5.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Current	$(14)	$39	$8
Deferred	(20)	(54)	2
Federal income tax expense (benefit)	$(34)	$(15)	$10

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Income (loss) before taxes	$(123)	$(51)	$70
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	(26)	(11)	15
Effect of:
Tax-preferred investment income (1)	(6)	(3)	(4)
Tax credits	(2)	(1)	(2)
Other items	-	-	1
Federal income tax expense (benefit)	$(34)	$(15)	$10
Effective tax rate	27%	29%	14%

(1)	Relates primarily to separate account dividends eligible for the dividends-received deduction.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2022	2021
Current	$(17)	$(2)
Deferred	(3)	(357)
Total federal income tax asset (liability)	$(20)	$(359)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2022	2021
Deferred Tax Assets
Investment activity	$3	$27
Net unrealized loss on fixed maturity AFS securities	185	-
Other	-	18
Total deferred tax assets	$188	$45
Deferred Tax Liabilities
DAC	$64	$4
VOBA	52	27
Net unrealized gain on fixed maturity AFS securities	-	257
Future contract benefits and other contract holder funds	66	112
Other	9	2
Total deferred tax liabilities	$191	$402
Net deferred tax asset (liability)	$(3)	$(357)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We are subject to examination by U.S. federal, state and local authorities.  With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2019.  In the first quarter of 2021, the Internal Revenue Service commenced an examination of our refund claims for 2014 and 2015 that is anticipated to be completed by the end of 2023.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2022 and 2021, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2022, 2021 and 2020, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$152	$158	$177
Deferrals	23	28	23
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(29)	(34)	(25)
Unlocking	(34)	(15)	(26)
Adjustment related to realized (gains) losses	(2)	1	(5)
Adjustment related to unrealized (gains) losses	329	14	14
Balance as of end-of-year	$439	$152	$158

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$129	$189	$276
Amortization:
Amortization, excluding unlocking	(25)	(28)	(29)
Unlocking	33	(63)	(44)
Accretion of interest (1)	11	14	17
Adjustment related to realized (gains) losses	-	-	(2)
Adjustment related to unrealized (gains) losses	101	17	(29)
Balance as of end-of-year	$249	$129	$189

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.4% to 6.6%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2022, was as follows:

2023	$15
2024	16
2025	16
2026	15
2027	12

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$4	$5	$6
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	-	(1)	(1)
Balance as of end-of-year	$4	$4	$5

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$48	$45	$104
Deferrals	16	18	19
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(10)	(8)	(4)
Unlocking	(20)	(10)	(22)
Adjustment related to realized (gains) losses	(1)	4	(6)
Adjustment related to unrealized (gains) losses	173	(1)	(46)
Balance as of end-of-year	$206	$48	$45

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Direct insurance premiums and fee income	$834	$722	$673
Reinsurance ceded	(211)	(206)	(194)
Total insurance premiums and fee income	$623	$516	$479

Direct insurance benefits	$1,095	$628	$671
Reinsurance recoveries	(368)	(205)	(268)
Total benefits	$727	$423	$403

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 18, a portion of this reinsurance activity is with affiliated companies.  Portions of our variable and deferred annuity business have been reinsured on a modified coinsurance basis with other companies to limit our exposure to interest rate risks.  The reserves associated with these reinsurance arrangements totaled $2 million as of December 31, 2022 and 2021.  We also reported a deposit asset of $1.6 billion as of December 31, 2022 and 2021 reported within other assets on the Balance Sheets pertaining to life business ceded to an unaffiliated insurer.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue.  We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $643 million and $514 million as of December 31, 2022 and 2021, respectively.

Credit Losses on Reinsurance-Related Assets

In connection with our recognition of an allowance for credit losses for reinsurance-related assets, we perform a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  Our allowance for credit losses was $37 million and $20 million as of December 31, 2022 and 2021, respectively.  The increase was attributable to updates to policyholder behavior assumptions that impacted ceded reserves.

8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

			For the Year Ended December 31, 2022
	Gross	Accumulated	Net
	Goodwill	Impairment	Goodwill		Net
	as of	as of	as of		Goodwill
	Beginning-	Beginning-	Beginning-		as of End-
	of-Year	of-Year	of-Year	Impairment	of-Year
Life Insurance	$136	$(136)	$-	$-	$-
Annuities	26	-	26	-	26
Total goodwill	$162	$(136)	$26	$-	$26

			For the Year Ended December 31, 2021
	Gross	Accumulated	Net
	Goodwill	Impairment	Goodwill		Net
	as of	as of	as of		Goodwill
	Beginning-	Beginning-	Beginning-		as of End-
	of-Year	of-Year	of-Year	Impairment	of-Year
Life Insurance	$136	$(136)	$-	$-	$-
Annuities	26	-	26	-	26
Total goodwill	$162	$(136)	$26	$-	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2022 and 2021, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2022		As of December 31, 2021
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$5	$7	$4

9.  Guaranteed Benefit Features

The guaranteed death benefit (“GDB”) features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date.  Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2022 (1)	2021 (1)
Return of Net Deposits
Total account value	$4,575	$5,561
Net amount at risk (2)	71	1
Average attained age of contract holders	66 years	65 years

Anniversary Contract Value
Total account value	$1,088	$1,425
Net amount at risk (2)	185	3
Average attained age of contract holders	72 years	71 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account value that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on the Balance Sheets:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$5	$4	$4
Changes in reserves	9	1	-
Benefits paid	(2)	-	-
Balance as of end-of-year	$12	$5	$4

Variable Annuity Contracts

Account values of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2022	2021
Asset Type
Domestic equity	$2,373	$3,037
International equity	656	846
Fixed income	1,736	2,122
Total	$4,765	$6,005

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 35% and 32% of total life insurance in-force reserves as of December 31, 2022 and 2021, respectively.

10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2022.  An adverse outcome in one or more of these matters may have a material impact on the financial statements, but, based on information currently known, management does not believe those cases are likely to have such an impact.

Cost of Insurance Litigation

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  On March 31, 2022, the court issued an order granting plaintiff’s motion for class certification and certified a class of all current or former owners of six universal life insurance products issued by LLANY that were assessed a cost of insurance charge any time on or after June 27, 2013.  Plaintiff seeks damages on behalf of the class.  We are vigorously defending this matter.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020.  Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death.  Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies.  Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class.  On July 2, 2021, the court granted, with prejudice, LLANY’s November 2020 motion to dismiss this matter.  Plaintiff filed a notice of appeal on July 28, 2021, and on September 26, 2022, the U.S. Court of Appeals for the Second Circuit reserved its decision and certified a question to the New York Court of Appeals.  On October 20, 2022, the New York Court of Appeals accepted the question, and has set a briefing schedule.

Commitments

Vulnerability from Concentrations

As of December 31, 2022, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2022 and 2021,  87% and 85%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$749	$988	$462
Cumulative effect from adoption of new accounting standards	-	-	9
Unrealized holding gains (losses) arising during the year	(2,104)	(361)	695
Change in foreign currency exchange rate adjustment	(10)	(3)	3
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	506	60	(48)
Income tax benefit (expense)	338	63	(139)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	-	(2)	(3)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	(5)
Income tax benefit (expense)	-	-	2
Balance as of end-of-year	$(521)	$749	$988
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$-	$-	$9
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	-	-	(9)
Balance as of end-of-year	$-	$-	$-
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$(3)	$2	$8
Unrealized holding gains (losses) arising during the year	12	(8)	(6)
Change in foreign currency exchange rate adjustment	10	4	(3)
Change in DAC, VOBA, DSI and DFEL	(2)	(2)	1
Income tax benefit (expense)	(4)	1	2
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	1	-	-
Balance as of end-of-year	$12	$(3)	$2

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020

Unrealized Gain (Loss) on Fixed Maturity
AFS Securities
Gross reclassification	$-	$(2)	$(3)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	(5)	Realized gain (loss)
Reclassification before income
tax benefit (expense)	-	(2)	(8)	Income (loss) before taxes
Income tax benefit (expense)	-	-	2	Federal income tax expense (benefit)
Reclassification, net of income tax	$-	$(2)	$(6)	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Foreign currency contracts	$1	$-	$-	Net investment income
Total gross reclassifications	1	-	-
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	-	Commissions and other expenses
Reclassifications before income
tax benefit (expense)	1	-	-	Income (loss) before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassifications, net of income tax	$1	$-	$-	Net income (loss)

12.    Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Gross gains	$1	$-	$1
Gross losses	(1)	(2)	(4)
Credit loss benefit (expense) (1)	(3)	-	-
Realized gain (loss) on equity securities (2)	-	-	(1)
Credit loss benefit (expense) on mortgage loans on real estate	-	4	(5)
Credit loss benefit (expense) on reinsurance-related assets (3)	(17)	-	-
Realized gain (loss) on the mark-to-market on certain instruments (4)	-	(6)	57
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	-	-	(5)
Total realized gain (loss) related to financial instruments
and reinsurance-related assets	(20)	(4)	43
Indexed annuity and IUL contracts net derivatives results: (5)
Gross gain (loss)	(1)	-	-
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	1	5	(2)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(1)
Total realized gain (loss)	$(21)	$-	$40

(1)	Includes changes in the allowance for credit losses as well as direct write-downs to amortized cost as a result of negative credit events.
(2)	Includes mark-to-market adjustments on equity securities still held of $(1) million, zero and $(1) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(3)	See Note 7 for information on credit losses on reinsurance-related assets.
(4)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivative results).  See Note 1 for information regarding derivative instruments.

(5)

Represents the net difference between the change in fair value of the index options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index options we may purchase or sell in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Commissions	$55	$63	$55
General and administrative expenses	70	153	60
Expenses associated with reserve financing and LOCs	19	17	16
DAC and VOBA deferrals and interest, net of amortization	21	98	84
Taxes, licenses and fees	23	17	14
Total	$188	$348	$229

14.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2022	2021
U.S. capital and surplus	$971	$991

	For the Years Ended December 31,
	2022	2021	2020
U.S. net gain (loss) from operations, after-tax	$72	$39	$25
U.S. net income (loss)	68	41	23

State Prescribed Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves and use of minimum reserve methods and assumptions for individual life insurance and variable annuity contracts that may be more conservative than those required by NAIC SAP.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2022	2021
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(2)
Calculation of reserves using continuous CARVM	(1)	-
Conservative Reg 213 reserves on individual life insurance and variable
annuity contracts	(37)	(27)

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2022, the Company’s RBC ratio was in excess of nine times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $70 million in 2023 without New York State Department of Financial Services approval.

15.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$6,509	$6,509	$8,617	$8,617
Equity securities	8	8	7	7
Mortgage loans on real estate	911	812	961	1,009
Derivative investments	21	21	7	7
Other investments	1	1	6	6
Cash and invested cash	46	46	56	56
Other assets:
GLB direct embedded derivatives	88	88	85	85
LPR ceded derivative	14	14	19	19
Separate account assets	6,825	6,825	8,475	8,475

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	1	1	(3)	(3)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(20)	(20)	(22)	(22)
Account values of certain investment contracts	(1,302)	(1,021)	(1,334)	(1,679)
Other liabilities:
Short-term debt	(1)	(1)	(39)	(39)
Derivative liabilities	-	-	(3)	(3)
GLB ceded embedded derivatives	(83)	(83)	(81)	(81)

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on the Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and primarily includes cash collateral receivables.  The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2022 and 2021, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2022 or 2021.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2022
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$5,498	$11	$5,509
ABS	-	129	9	138
U.S. government bonds	12	-	-	12
Foreign government bonds	-	24	-	24
RMBS	-	238	-	238
CMBS	-	85	-	85
State and municipal bonds	-	462	-	462
Hybrid and redeemable preferred securities	-	37	4	41
Equity securities	-	8	-	8
Derivative investments (1)	-	22	-	22
Cash and invested cash	-	46	-	46
Other assets:
GLB direct embedded derivatives	-	-	88	88
LPR ceded derivative	-	-	14	14
Separate account assets	22	6,803	-	6,825
Total assets	$34	$13,352	$126	$13,512

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$1	$1
Other liabilities:
Derivative liabilities (1)	-	(1)	-	(1)
GLB ceded embedded derivatives	-	-	(83)	(83)
Total liabilities	$-	$(1)	$(82)	$(83)

	As of December 31, 2021
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,262	$100	$7,362
ABS	-	145	10	155
U.S. government bonds	16	-	-	16
Foreign government bonds	-	27	6	33
RMBS	-	312	-	312
CMBS	-	89	-	89
State and municipal bonds	-	594	-	594
Hybrid and redeemable preferred securities	-	51	5	56
Equity securities	1	6	-	7
Derivative investments (1)	-	11	-	11
Cash and invested cash	-	56	-	56
Other assets:
GLB direct embedded derivatives	-	-	85	85
LPR ceded derivative	-	-	19	19
Separate account assets	33	8,442	-	8,475
Total assets	$50	$16,995	$225	$17,270

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(3)	$(3)
Other liabilities:
Derivative liabilities (1)	-	(7)	-	(7)
GLB ceded embedded derivatives	-	-	(81)	(81)
Total liabilities	$-	$(7)	$(84)	$(91)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2022
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$100	$-	$(44)	$8	$(53)	$11
ABS	10	-	(1)	-	-	9
Foreign government bonds	6	-	(3)	-	(3)	-
Hybrid and redeemable
preferred securities	5	-	(1)	-	-	4
Other assets:
GLB direct embedded derivatives (3)	85	3	-	-	-	88
LPR ceded derivative (4)	19	(5)	-	-	-	14
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(3)	3	-	1	-	1
Other liabilities – GLB ceded
embedded derivatives (3)	(81)	(2)	-	-	-	(83)
Total, net	$141	$(1)	$(49)	$9	$(56)	$44

	For the Year Ended December 31, 2021
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$87	$-	$(5)	$25	$(7)	$100
ABS	10	-	(1)	2	(1)	10
Foreign government bonds	-	-	(1)	7	-	6
RMBS	1	-	-	(1)	-	-
Hybrid and redeemable
preferred securities	6	-	1	(2)	-	5
Derivative investments	5	1	-	(1)	(5)	-
Other assets:
GLB direct embedded derivatives (3)	(2)	87	-	-	-	85
LPR ceded derivative (4)	-	1	-	-	18	19
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	(4)	-	3	-	(3)
Other liabilities – GLB ceded
embedded derivatives (3)	3	(84)	-	-	-	(81)
Total, net	$108	$1	$(6)	$33	$5	$141

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$65	$2	$24	$(19)	$15	$87
ABS	-	-	-	10	-	10
Foreign government bonds	2	-	-	(2)	-	-
RMBS	3	-	-	-	(2)	1
Hybrid and redeemable
preferred securities	1	-	-	-	5	6
Derivative investments	13	2	33	(18)	(25)	5
Other assets – GLB ceded
embedded derivatives (3)	4	(1)	-	-	-	3
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	-	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (3)	(4)	2	-	-	-	(2)
Total, net	$82	$5	$57	$(29)	$(7)	$108

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)

Amortization and accretion of premiums and discounts are included in net investment income on the Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).

(3)	Gains (losses) from the changes in fair value are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).
(4)	Gains (losses) from the changes in fair value are included in benefits on the Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2022
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(2)	$-	$(1)	$-	$8
ABS	1	-	-	(1)	-	-
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	1	-	1
Total, net	$12	$(2)	$-	$(1)	$-	$9

	For the Year Ended December 31, 2021
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$45	$(1)	$(15)	$(4)	$-	$25
ABS	6	-	-	(4)	-	2
Foreign government bonds	7	-	-	-	-	7
RMBS	-	-	-	(1)	-	(1)
Hybrid and redeemable
preferred securities	-	-	-	-	(2)	(2)
Derivative investments	1	-	(2)	-	-	(1)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	3	-	3
Total, net	$59	$(1)	$(17)	$(6)	$(2)	$33

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$44	$(58)	$-	$(1)	$(4)	$(19)
ABS	10	-	-	-	-	10
Foreign government bonds	-	-	(2)	-	-	(2)
Derivative investments	3	(20)	(1)	-	-	(18)
Total, net	$57	$(78)	$(3)	$(1)	$(4)	$(29)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Derivative investments	$-	$1	$2
Embedded derivatives:
Other assets – GLB direct and ceded	42	126	31
Other liabilities – GLB direct and ceded	(42)	(126)	(31)
Total, net (1)	$-	$1	$2

(1)	Included in realized gain (loss) on the Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Corporate bonds	$(44)	$(6)	$4
ABS	(1)	-	-
Foreign government bonds	(3)	(1)	-
Hybrid and redeemable preferred securities	(1)	1	(1)
Total, net	$(49)	$(6)	$3

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2022
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$3	$(56)	$(53)
Foreign government bonds	-	(3)	(3)
Total, net	$3	$(59)	$(56)

	For the Year Ended December 31, 2021
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$2	$(9)	$(7)
ABS	-	(1)	(1)
Derivative investments	-	(5)	(5)
Other assets – LPR ceded derivative	18	-	18
Total, net	$20	$(15)	$5

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$22	$(7)	$15
RMBS	1	(3)	(2)
Hybrid and redeemable
preferred securities	5	-	5
Derivative investments	-	(25)	(25)
Total, net	$28	$(35)	$(7)

Transfers into and out of Level 3 are generally the result of observable market information on financial instruments no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2022, 2021 and 2020, transfers in and out of Level 3 were attributable primarily to the financial instruments’ observable market information no longer being available or becoming available.  In 2022, transfers out of Level 3 included corporate bonds for which we changed valuation techniques.  This change in valuation technique was primarily from a change to a third-party-provided pricing model that did not use significant unobservable inputs.  In 2021, transfers out of Level 3 included derivative instruments for which we changed valuation techniques.  This change in valuation technique was primarily from unobservable inputs in counterparty models to a mathematical model provided by a third party.  These updated valuation techniques are considered industry standard and provide us with greater visibility into the economic valuation inputs.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2022:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities –
Corporate bonds	$1	Discounted cash flow	Liquidity/duration adjustment (2)	1.5%	-	2.4%	2.3%

Other assets:
GLB direct embedded
derivatives	88	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.35%	-	2.41%	1.73%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

LPR ceded derivative	14	Discounted cash flow	Long-term lapse rate (3)	0%	-	1.55%	(10)
			NPR (6)	0.35%	-	2.41%	1.75%
			Mortality rate (7)			(9)	(10)
Liabilities
Future contract benefits –
indexed annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse rate (3)	0%	-	9%	(10)
			Mortality rate (7)			(9)	(10)
Other liabilities – GLB
ceded embedded
derivatives	(83)	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.35%	-	2.41%	1.73%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(3)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity contracts represents the lapse rates during the surrender charge period.

(4)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(5)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(6)

The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.  The NPR input for direct and ceded embedded derivatives was weighted by the absolute value of the sensitivity of the reserve to the NPR assumption.  The NPR input for LPR ceded derivative was weighted using a simple average.

(7)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(8)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.  Volatility assumptions vary by fund due to the benchmarking of different indices.  The volatility input was weighted by the relative account value assigned to each index.

(9)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(10)	A weighted average input range is not a meaningful measurement for lapse rate, utilization factors or mortality rate.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•

Indexed annuity contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would have resulted in a decrease in the fair value measurement.

•

LPR ceded derivative – Assuming our LPR ceded derivative is in an asset position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in an increase in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see Note 1.

16.  Segment Information

We provide products and services and report results through our Life Insurance, Annuities, Group Protection and Retirement Plan Services segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Life Insurance segment focuses on the creation and protection of wealth through life insurance products, including term insurance, both single (including UL, corporate-owned UL and VUL and bank-owned UL and VUL products) and survivorship versions of IUL and VUL products, linked-benefit products (which are UL and VUL with riders providing for long-term care costs), and critical illness and long-term care riders, which can be attached to IUL or VUL policies.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering variable annuities, fixed (including indexed) annuities and indexed variable annuities.

The Group Protection segment offers group non-medical insurance products, including short- and long-term disability, absence management services, term life, dental, vision and accident, critical illness and hospital indemnity benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

Other Operations includes investments related to our excess capital, benefit plan obligations, the results of certain disability income business and other corporate investments.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of financial assets;
▪	Changes in the fair value of equity securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL; and
▪	The net valuation premium of the GLB attributed rider fees;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on modification or early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Transaction and integration costs related to mergers and acquisitions including the acquisition or divestiture, through reinsurance or other means, of businesses or blocks of business; and
•	Income (loss) from the initial adoption of new accounting standards, regulations and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

The tables below reconcile our segment measures of performance to the GAAP measures presented in the Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Operating revenues:
Life Insurance	$519	$536	$545
Annuities	122	137	131
Group Protection	276	147	97
Retirement Plan Services	72	79	72
Other Operations	19	23	27
Excluded realized gain (loss), pre-tax	(32)	(11)	28
Total revenues	$976	$911	$900

	For the Years Ended December 31,
	2022	2021	2020
Net Income (Loss)
Income (loss) from operations:
Life Insurance	$(153)	$(34)	$(29)
Annuities	41	49	43
Group Protection	25	5	(3)
Retirement Plan Services	7	10	6
Other Operations	15	(56)	21
Excluded realized gain (loss), after-tax	(24)	(10)	22
Net income (loss)	$(89)	$(36)	$60

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Net Investment Income
Life Insurance	$260	$267	$257
Annuities	27	32	28
Group Protection	6	5	6
Retirement Plan Services	62	67	63
Other Operations	19	23	27
Total net investment income	$374	$394	$381

	For the Years Ended December 31,
	2022	2021	2020
Amortization of DAC and VOBA, Net of Interest
Life Insurance	$33	$106	$86
Annuities	7	17	18
Group Protection	4	3	3
Retirement Plan Services	-	1	-
Total amortization of DAC and VOBA, net of interest	$44	$127	$107

	For the Years Ended December 31,
	2022	2021	2020
Federal Income Tax Expense (Benefit)
Life Insurance	$(41)	$(9)	$(8)
Annuities	4	8	7
Group Protection	7	1	(1)
Retirement Plan Services	-	1	-
Other Operations	4	(15)	6
Excluded realized gain (loss)	(8)	(1)	6
Total federal income tax expense (benefit)	$(34)	$(15)	$10

	As of December 31,
	2022	2021
Assets
Life Insurance	$8,325	$9,497
Annuities	6,129	7,467
Group Protection	220	193
Retirement Plan Services	2,660	3,196
Other Operations	521	759
Total assets	$17,855	$21,112

17.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Income taxes paid (received)	$(27)	$30	$31

18.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on the Balance Sheets:

	As of December 31,
	2022	2021
Assets with affiliates:
Ceded reinsurance contracts	$221	$162	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	21	28	Other assets
Service agreement receivable	1	10	Other assets

Liabilities with affiliates:
Inter-company short-term debt	1	39	Other liabilities
Ceded reinsurance contracts	88	83	Other liabilities
Service agreement payable	8	1	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(41)	$(36)	$(25)	Insurance premiums
Fees for management of general account	-	-	(2)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(2)	(84)	(1)	Realized gain (loss)
Other gains (losses)	(36)	(36)	(38)	Realized gain (loss)

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(1)	(1)	(1)	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(49)	(4)	(10)	Benefits
Ceded reinsurance contracts	(17)	(19)	(16)	Commissions and other
				expenses
Service agreement payments	72	63	61	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2022.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, account values, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

19.  Subsequent Events

Management evaluated subsequent events for the Company through March 31, 2023, the date the financial statements were available to be issued.  On March 24, 2023, LLANY paid a cash dividend in the amount of $68 million to LNL.

Management identified no other items or events required for disclosure.

LLANY Separate Account R For Flexible Premium Variable Life Insurance

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of assets and liabilities

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
AB VPS Growth and Income Portfolio - Class A	$621,788	$621,788	$12	$621,776
AB VPS International Value Portfolio - Class A	62,955	62,955	1	62,954
AB VPS Large Cap Growth Portfolio - Class A	186,597	186,597	4	186,593
AB VPS Small/Mid Cap Value Portfolio - Class A	862,812	862,812	12	862,800
AB VPS Sustainable Global Thematic Portfolio - Class A	526,237	526,237	9	526,228
American Century VP Balanced Fund - Class I	395,694	395,694	7	395,687
American Century VP Inflation Protection Fund - Class I	178,874	178,874	3	178,871
American Funds Global Growth Fund - Class 2	1,872,593	1,872,593	25	1,872,568
American Funds Global Small Capitalization Fund - Class 2	278,395	278,395	3	278,392
American Funds Growth Fund - Class 2	3,050,138	3,050,138	41	3,050,097
American Funds Growth-Income Fund - Class 2	1,978,378	1,978,378	27	1,978,351
American Funds International Fund - Class 2	1,154,626	1,154,626	12	1,154,614
ClearBridge Variable Mid Cap Portfolio - Class I	1,585	1,585	—	1,585
Delaware VIP® Emerging Markets Series - Standard Class	1,289,409	1,289,409	12	1,289,397
Delaware VIP® Small Cap Value Series - Standard Class	1,132,865	1,132,865	21	1,132,844
DWS Equity 500 Index VIP Portfolio - Class A	866,267	866,267	16	866,251
DWS Small Cap Index VIP Portfolio - Class A	441,037	441,037	8	441,029
Fidelity® VIP Contrafund® Portfolio - Service Class	1,958,498	1,958,498	31	1,958,467
Fidelity® VIP Equity-Income Portfolio - Service Class	333,900	333,900	7	333,893
Fidelity® VIP Growth Opportunities Portfolio - Service Class	48,596	48,596	1	48,595
Fidelity® VIP Growth Portfolio - Service Class	795,111	795,111	12	795,099
Fidelity® VIP High Income Portfolio - Service Class	26,752	26,752	1	26,751
Fidelity® VIP Mid Cap Portfolio - Service Class	654,705	654,705	7	654,698
Fidelity® VIP Overseas Portfolio - Service Class	201,116	201,116	4	201,112
Franklin Income VIP Fund - Class 1	964,761	964,761	8	964,753
Franklin Mutual Shares VIP Fund - Class 1	824,843	824,843	7	824,836
Franklin Small-Mid Cap Growth VIP Fund - Class 1	293,314	293,314	5	293,309
Invesco V.I. American Franchise Fund - Series I Shares	351,562	351,562	8	351,554
Invesco V.I. Core Equity Fund - Series I Shares	124,046	124,046	3	124,043
Invesco V.I. EQV International Equity Fund - Series I Shares	61,111	61,111	1	61,110
Janus Henderson Balanced Portfolio - Institutional Shares	352,036	352,036	8	352,028
Janus Henderson Balanced Portfolio - Service Shares	47,063	47,063	1	47,062
Janus Henderson Enterprise Portfolio - Service Shares	160,850	160,850	3	160,847
Janus Henderson Global Research Portfolio - Institutional Shares	204,695	204,695	5	204,690
Janus Henderson Global Research Portfolio - Service Shares	23,926	23,926	1	23,925
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	9,571	9,571	—	9,571
LVIP Baron Growth Opportunities Fund - Service Class	855,473	855,473	10	855,463
LVIP Baron Growth Opportunities Fund - Standard Class	138,128	138,128	2	138,126
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	389,439	389,439	6	389,433
LVIP BlackRock Global Allocation Fund - Standard Class	1,487,141	1,487,141	17	1,487,124
LVIP BlackRock Global Real Estate Fund - Standard Class	142,459	142,459	1	142,458
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	122,371	122,371	1	122,370
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	19,496	19,496	—	19,496
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	188,463	188,463	4	188,459
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	126,251	126,251	1	126,250
LVIP Delaware Bond Fund - Standard Class	884,605	884,605	17	884,588
LVIP Delaware Diversified Floating Rate Fund - Standard Class	934,914	934,914	10	934,904
LVIP Delaware Diversified Income Fund - Standard Class	651,341	651,341	5	651,336
LVIP Delaware High Yield Fund - Standard Class	221,976	221,976	4	221,972
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	150,236	150,236	1	150,235
LVIP Delaware Mid Cap Value Fund - Standard Class	13,967	13,967	—	13,967
LVIP Delaware REIT Fund - Standard Class	530,379	530,379	9	530,370
LVIP Delaware SMID Cap Core Fund - Standard Class	658,116	658,116	12	658,104

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of assets and liabilities (continued)

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP Delaware Social Awareness Fund - Standard Class	$37,698	$37,698	$1	$37,697
LVIP Delaware U.S. Growth Fund - Standard Class	247,040	247,040	4	247,036
LVIP Delaware Value Fund - Standard Class	406,706	406,706	7	406,699
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	192,682	192,682	1	192,681
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	78,592	78,592	—	78,592
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	351,390	351,390	1	351,389
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	23,204	23,204	—	23,204
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	181,425	181,425	2	181,423
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	808,917	808,917	3	808,914
LVIP Global Income Fund - Standard Class	500,973	500,973	3	500,970
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1,165,443	1,165,443	7	1,165,436
LVIP Government Money Market Fund - Standard Class	5,609,520	5,609,520	92	5,609,428
LVIP JPMorgan High Yield Fund - Standard Class	200,325	200,325	3	200,322
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	71,725	71,725	1	71,724
LVIP MFS International Growth Fund - Standard Class	726,247	726,247	10	726,237
LVIP MFS Value Fund - Standard Class	607,089	607,089	8	607,081
LVIP Mondrian International Value Fund - Standard Class	528,742	528,742	8	528,734
LVIP SSGA Bond Index Fund - Standard Class	243,381	243,381	2	243,379
LVIP SSGA Developed International 150 Fund - Standard Class	112,583	112,583	2	112,581
LVIP SSGA Emerging Markets 100 Fund - Standard Class	444,698	444,698	5	444,693
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	378,213	378,213	5	378,208
LVIP SSGA International Index Fund - Standard Class	36,725	36,725	—	36,725
LVIP SSGA International Managed Volatility Fund - Standard Class	5,366	5,366	—	5,366
LVIP SSGA Large Cap 100 Fund - Standard Class	902,080	902,080	13	902,067
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,293,064	1,293,064	27	1,293,037
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	72,709	72,709	—	72,709
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	342,462	342,462	3	342,459
LVIP SSGA S&P 500 Index Fund - Standard Class	2,728,411	2,728,411	39	2,728,372
LVIP SSGA Small-Cap Index Fund - Standard Class	565,985	565,985	8	565,977
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	72,778	72,778	1	72,777
LVIP T. Rowe Price 2040 Fund - Standard Class	8,220	8,220	—	8,220
LVIP T. Rowe Price Growth Stock Fund - Standard Class	142,275	142,275	1	142,274
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	238,209	238,209	1	238,208
LVIP Vanguard Bond Allocation Fund - Standard Class	71,096	71,096	—	71,096
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	45,913	45,913	—	45,913
LVIP Vanguard International Equity ETF Fund - Standard Class	875,899	875,899	12	875,887
LVIP Wellington Capital Growth Fund - Standard Class	217,649	217,649	4	217,645
LVIP Wellington SMID Cap Value Fund - Standard Class	151,611	151,611	1	151,610
MFS® VIT Growth Series - Initial Class	479,668	479,668	7	479,661
MFS® VIT Total Return Series - Initial Class	247,716	247,716	3	247,713
MFS® VIT Utilities Series - Initial Class	787,318	787,318	9	787,309
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	937,635	937,635	17	937,618
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	54,123	54,123	1	54,122
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	32,272	32,272	1	32,271
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	407,611	407,611	2	407,609
Putnam VT Large Cap Value Fund - Class IB	30,250	30,250	1	30,249
Templeton Foreign VIP Fund - Class 2	69,178	69,178	2	69,176
Templeton Global Bond VIP Fund - Class 1	116,092	116,092	2	116,090
Templeton Growth VIP Fund - Class 1	142,252	142,252	2	142,250
Templeton Growth VIP Fund - Class 2	21,248	21,248	—	21,248

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of operations

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Growth and Income Portfolio - Class A	$8,689	$(4,504)	$4,185	$2,957
AB VPS International Value Portfolio - Class A	2,928	(318)	2,610	(99)
AB VPS Large Cap Growth Portfolio - Class A	—	(1,605)	(1,605)	381
AB VPS Small/Mid Cap Value Portfolio - Class A	9,835	(4,505)	5,330	5,518
AB VPS Sustainable Global Thematic Portfolio - Class A	—	(3,330)	(3,330)	2,774
American Century VP Balanced Fund - Class I	5,077	(2,512)	2,565	(357)
American Century VP Inflation Protection Fund - Class I	9,790	(978)	8,812	3
American Funds Global Growth Fund - Class 2	13,099	(9,177)	3,922	(2,486)
American Funds Global Small Capitalization Fund - Class 2	—	(1,094)	(1,094)	1,320
American Funds Growth Fund - Class 2	11,026	(17,989)	(6,963)	38,624
American Funds Growth-Income Fund - Class 2	26,756	(10,407)	16,349	26,056
American Funds International Fund - Class 2	21,048	(4,691)	16,357	(35,837)
BlackRock Global Allocation V.I. Fund - Class I	—	(2,936)	(2,936)	(206,177)
ClearBridge Variable Mid Cap Portfolio - Class I	6	(1)	5	1
Delaware VIP® Emerging Markets Series - Standard Class	54,133	(4,472)	49,661	(13,435)
Delaware VIP® Small Cap Value Series - Standard Class	9,957	(8,647)	1,310	41,262
DWS Equity 500 Index VIP Portfolio - Class A	11,931	(7,120)	4,811	61,365
DWS Small Cap Index VIP Portfolio - Class A	4,252	(2,941)	1,311	(2,746)
Fidelity® VIP Contrafund® Portfolio - Service Class	8,763	(12,323)	(3,560)	21,875
Fidelity® VIP Equity-Income Portfolio - Service Class	6,141	(2,856)	3,285	4,127
Fidelity® VIP Growth Opportunities Portfolio - Service Class	—	(464)	(464)	653
Fidelity® VIP Growth Portfolio - Service Class	4,030	(4,637)	(607)	(8,204)
Fidelity® VIP High Income Portfolio - Service Class	1,426	(236)	1,190	(637)
Fidelity® VIP Mid Cap Portfolio - Service Class	2,773	(2,481)	292	1,482
Fidelity® VIP Overseas Portfolio - Service Class	2,086	(1,578)	508	994
Franklin Income VIP Fund - Class 1	48,933	(3,063)	45,870	4,786
Franklin Mutual Shares VIP Fund - Class 1	17,655	(2,932)	14,723	6,738
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(1,710)	(1,710)	(6,640)
Invesco V.I. American Franchise Fund - Series I Shares	—	(3,229)	(3,229)	10,769
Invesco V.I. Core Equity Fund - Series I Shares	1,256	(1,097)	159	131
Invesco V.I. EQV International Equity Fund - Series I Shares	1,112	(512)	600	(152)
Janus Henderson Balanced Portfolio - Institutional Shares	4,641	(3,022)	1,619	6,205
Janus Henderson Balanced Portfolio - Service Shares	487	(329)	158	491
Janus Henderson Enterprise Portfolio - Service Shares	138	(1,348)	(1,210)	213
Janus Henderson Global Research Portfolio - Institutional Shares	2,301	(1,807)	494	13,973
Janus Henderson Global Research Portfolio - Service Shares	228	(204)	24	163
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	—	(91)	(91)	111
LVIP Baron Growth Opportunities Fund - Service Class	—	(4,169)	(4,169)	33,415
LVIP Baron Growth Opportunities Fund - Standard Class	—	(867)	(867)	1,614
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	9,159	(2,154)	7,005	5,252
LVIP BlackRock Global Allocation Fund - Standard Class	5,608	(3,487)	2,121	(8,690)
LVIP BlackRock Global Real Estate Fund - Standard Class	2,498	(482)	2,016	(193)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	11,501	(356)	11,145	(69)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	295	(18)	277	(23)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	(1,463)	(1,463)	965
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(378)	(378)	20,530
LVIP Delaware Bond Fund - Standard Class	29,544	(6,492)	23,052	(7,062)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	22,290	(3,567)	18,723	(2,808)
LVIP Delaware Diversified Income Fund - Standard Class	22,837	(2,037)	20,800	(3,535)
LVIP Delaware High Yield Fund - Standard Class	14,525	(1,672)	12,853	(3,476)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	3,841	(262)	3,579	(1,005)
LVIP Delaware Mid Cap Value Fund - Standard Class	217	(85)	132	31
LVIP Delaware REIT Fund - Standard Class	19,118	(3,822)	15,296	4,201
LVIP Delaware SMID Cap Core Fund - Standard Class	3,089	(4,837)	(1,748)	(181)
LVIP Delaware Social Awareness Fund - Standard Class	467	(340)	127	789
LVIP Delaware U.S. Growth Fund - Standard Class	—	(1,756)	(1,756)	(963)
LVIP Delaware Value Fund - Standard Class	7,484	(2,676)	4,808	2,800

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Growth and Income Portfolio - Class A	$98,893	$101,850	$(138,107)	$(32,072)
AB VPS International Value Portfolio - Class A	—	(99)	(12,714)	(10,203)
AB VPS Large Cap Growth Portfolio - Class A	23,723	24,104	(96,862)	(74,363)
AB VPS Small/Mid Cap Value Portfolio - Class A	132,622	138,140	(303,257)	(159,787)
AB VPS Sustainable Global Thematic Portfolio - Class A	56,296	59,070	(248,959)	(193,219)
American Century VP Balanced Fund - Class I	64,912	64,555	(153,008)	(85,888)
American Century VP Inflation Protection Fund - Class I	1,031	1,034	(37,602)	(27,756)
American Funds Global Growth Fund - Class 2	208,106	205,620	(783,872)	(574,330)
American Funds Global Small Capitalization Fund - Class 2	96,084	97,404	(202,406)	(106,096)
American Funds Growth Fund - Class 2	483,102	521,726	(1,785,201)	(1,270,438)
American Funds Growth-Income Fund - Class 2	203,829	229,885	(654,526)	(408,292)
American Funds International Fund - Class 2	162,812	126,975	(432,581)	(289,249)
BlackRock Global Allocation V.I. Fund - Class I	—	(206,177)	21,188	(187,925)
ClearBridge Variable Mid Cap Portfolio - Class I	105	106	(647)	(536)
Delaware VIP® Emerging Markets Series - Standard Class	—	(13,435)	(470,403)	(434,177)
Delaware VIP® Small Cap Value Series - Standard Class	82,377	123,639	(294,860)	(169,911)
DWS Equity 500 Index VIP Portfolio - Class A	55,589	116,954	(332,338)	(210,573)
DWS Small Cap Index VIP Portfolio - Class A	79,979	77,233	(195,923)	(117,379)
Fidelity® VIP Contrafund® Portfolio - Service Class	103,579	125,454	(826,033)	(704,139)
Fidelity® VIP Equity-Income Portfolio - Service Class	11,383	15,510	(40,799)	(22,004)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	11,329	11,982	(42,654)	(31,136)
Fidelity® VIP Growth Portfolio - Service Class	60,124	51,920	(291,754)	(240,441)
Fidelity® VIP High Income Portfolio - Service Class	—	(637)	(4,664)	(4,111)
Fidelity® VIP Mid Cap Portfolio - Service Class	44,785	46,267	(164,404)	(117,845)
Fidelity® VIP Overseas Portfolio - Service Class	1,899	2,893	(69,924)	(66,523)
Franklin Income VIP Fund - Class 1	18,658	23,444	(126,121)	(56,807)
Franklin Mutual Shares VIP Fund - Class 1	89,633	96,371	(180,907)	(69,813)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	72,174	65,534	(192,609)	(128,785)
Invesco V.I. American Franchise Fund - Series I Shares	107,023	117,792	(277,612)	(163,049)
Invesco V.I. Core Equity Fund - Series I Shares	21,339	21,470	(56,453)	(34,824)
Invesco V.I. EQV International Equity Fund - Series I Shares	7,092	6,940	(22,142)	(14,602)
Janus Henderson Balanced Portfolio - Institutional Shares	11,730	17,935	(95,019)	(75,465)
Janus Henderson Balanced Portfolio - Service Shares	1,489	1,980	(12,051)	(9,913)
Janus Henderson Enterprise Portfolio - Service Shares	30,233	30,446	(62,962)	(33,726)
Janus Henderson Global Research Portfolio - Institutional Shares	24,345	38,318	(94,092)	(55,280)
Janus Henderson Global Research Portfolio - Service Shares	2,915	3,078	(9,270)	(6,168)
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	2,113	2,224	(8,102)	(5,969)
LVIP Baron Growth Opportunities Fund - Service Class	67,726	101,141	(385,378)	(288,406)
LVIP Baron Growth Opportunities Fund - Standard Class	10,711	12,325	(58,756)	(47,298)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	37,688	42,940	(61,330)	(11,385)
LVIP BlackRock Global Allocation Fund - Standard Class	40,212	31,522	(113,282)	(79,639)
LVIP BlackRock Global Real Estate Fund - Standard Class	3,708	3,515	(56,919)	(51,388)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(69)	(17,549)	(6,473)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	532	509	(4,184)	(3,398)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	28,770	29,735	(97,792)	(69,520)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	11,655	32,185	(70,767)	(38,960)
LVIP Delaware Bond Fund - Standard Class	—	(7,062)	(166,114)	(150,124)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(2,808)	(19,357)	(3,442)
LVIP Delaware Diversified Income Fund - Standard Class	1,399	(2,136)	(121,906)	(103,242)
LVIP Delaware High Yield Fund - Standard Class	—	(3,476)	(41,127)	(31,750)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	—	(1,005)	(9,684)	(7,110)
LVIP Delaware Mid Cap Value Fund - Standard Class	460	491	(2,065)	(1,442)
LVIP Delaware REIT Fund - Standard Class	—	4,201	(198,269)	(178,772)
LVIP Delaware SMID Cap Core Fund - Standard Class	19,281	19,100	(129,616)	(112,264)
LVIP Delaware Social Awareness Fund - Standard Class	4,554	5,343	(15,838)	(10,368)
LVIP Delaware U.S. Growth Fund - Standard Class	52,626	51,663	(147,523)	(97,616)
LVIP Delaware Value Fund - Standard Class	30,099	32,899	(56,128)	(18,421)

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of operations (continued)

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	$6,680	$(431)	$6,249	$10,996
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	1,139	(165)	974	791
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	3,888	(716)	3,172	68,348
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	378	(24)	354	35
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	5,113	(991)	4,122	(1,597)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	21,714	(1,166)	20,548	(2,526)
LVIP Global Income Fund - Standard Class	—	(945)	(945)	(3,859)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	33,192	(2,713)	30,479	(3,712)
LVIP Government Money Market Fund - Standard Class	64,890	(16,445)	48,445	—
LVIP JPMorgan High Yield Fund - Standard Class	11,807	(1,034)	10,773	(2,330)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	1,034	(415)	619	2,114
LVIP MFS International Growth Fund - Standard Class	8,097	(4,051)	4,046	250
LVIP MFS Value Fund - Standard Class	11,172	(3,245)	7,927	20,338
LVIP Mondrian International Value Fund - Standard Class	15,554	(3,398)	12,156	4,195
LVIP SSGA Bond Index Fund - Standard Class	5,427	(917)	4,510	(11,194)
LVIP SSGA Developed International 150 Fund - Standard Class	8,703	(750)	7,953	(520)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	47,293	(2,155)	45,138	(18,279)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	15,497	(1,697)	13,800	(2,275)
LVIP SSGA International Index Fund - Standard Class	1,722	(59)	1,663	(42)
LVIP SSGA International Managed Volatility Fund - Standard Class	231	(5)	226	2
LVIP SSGA Large Cap 100 Fund - Standard Class	26,832	(4,769)	22,063	(16,492)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	38,141	(9,974)	28,167	375
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	3,477	(142)	3,335	(384)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	17,344	(1,175)	16,169	(851)
LVIP SSGA S&P 500 Index Fund - Standard Class	44,120	(16,337)	27,783	392,618
LVIP SSGA Small-Cap Index Fund - Standard Class	7,263	(3,240)	4,023	(4,877)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	2,708	(280)	2,428	(242)
LVIP T. Rowe Price 2040 Fund - Standard Class	155	(39)	116	(2)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	—	(568)	(568)	564
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	40	(445)	(405)	(520)
LVIP Vanguard Bond Allocation Fund - Standard Class	1,469	(162)	1,307	(2,975)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	617	(246)	371	22,088
LVIP Vanguard International Equity ETF Fund - Standard Class	23,159	(4,644)	18,515	20,376
LVIP Wellington Capital Growth Fund - Standard Class	—	(1,602)	(1,602)	(8,622)
LVIP Wellington SMID Cap Value Fund - Standard Class	1,207	(746)	461	34,134
MFS® VIT Growth Series - Initial Class	—	(3,026)	(3,026)	6,715
MFS® VIT Total Return Series - Initial Class	4,314	(1,289)	3,025	2,863
MFS® VIT Utilities Series - Initial Class	18,918	(3,756)	15,162	40,216
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(7,405)	(7,405)	22,979
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	326	(336)	(10)	1,853
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	151	(279)	(128)	124
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	92,696	(848)	91,848	60,541
Putnam VT Large Cap Value Fund - Class IB	456	(247)	209	234
Templeton Foreign VIP Fund - Class 2	2,245	(580)	1,665	(943)
Templeton Global Bond VIP Fund - Class 1	—	(597)	(597)	(3,031)
Templeton Growth VIP Fund - Class 1	744	(646)	98	(885)
Templeton Growth VIP Fund - Class 2	35	(178)	(143)	(207)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	$—	$10,996	$(40,586)	$(23,341)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	4,013	4,804	(20,154)	(14,376)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	12,426	80,774	(143,550)	(59,604)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,081	1,116	(4,700)	(3,230)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	13,773	12,176	(53,494)	(37,196)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	76,179	73,653	(275,739)	(181,538)
LVIP Global Income Fund - Standard Class	—	(3,859)	(77,157)	(81,961)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	98,385	94,673	(366,405)	(241,253)
LVIP Government Money Market Fund - Standard Class	5	5	—	48,450
LVIP JPMorgan High Yield Fund - Standard Class	—	(2,330)	(32,651)	(24,208)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	9,057	11,171	(19,588)	(7,798)
LVIP MFS International Growth Fund - Standard Class	52,664	52,914	(187,164)	(130,204)
LVIP MFS Value Fund - Standard Class	26,085	46,423	(102,570)	(48,220)
LVIP Mondrian International Value Fund - Standard Class	—	4,195	(83,219)	(66,868)
LVIP SSGA Bond Index Fund - Standard Class	—	(11,194)	(32,608)	(39,292)
LVIP SSGA Developed International 150 Fund - Standard Class	—	(520)	(15,741)	(8,308)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(18,279)	(86,546)	(59,687)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	7,231	4,956	(82,264)	(63,508)
LVIP SSGA International Index Fund - Standard Class	—	(42)	(7,759)	(6,138)
LVIP SSGA International Managed Volatility Fund - Standard Class	—	2	(1,336)	(1,108)
LVIP SSGA Large Cap 100 Fund - Standard Class	60,335	43,843	(170,568)	(104,662)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	27,529	27,904	(296,693)	(240,622)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	2,973	2,589	(16,159)	(10,235)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	12,163	11,312	(79,696)	(52,215)
LVIP SSGA S&P 500 Index Fund - Standard Class	267,431	660,049	(1,318,670)	(630,838)
LVIP SSGA Small-Cap Index Fund - Standard Class	64,518	59,641	(209,881)	(146,217)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	2,795	2,553	(15,409)	(10,428)
LVIP T. Rowe Price 2040 Fund - Standard Class	350	348	(1,302)	(838)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	27,944	28,508	(126,885)	(98,945)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	31,621	31,101	(110,610)	(79,914)
LVIP Vanguard Bond Allocation Fund - Standard Class	1,781	(1,194)	(10,965)	(10,852)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	221	22,309	(33,310)	(10,630)
LVIP Vanguard International Equity ETF Fund - Standard Class	1,020	21,396	(209,058)	(169,147)
LVIP Wellington Capital Growth Fund - Standard Class	45,589	36,967	(137,572)	(102,207)
LVIP Wellington SMID Cap Value Fund - Standard Class	17,602	51,736	(71,180)	(18,983)
MFS® VIT Growth Series - Initial Class	61,457	68,172	(283,012)	(217,866)
MFS® VIT Total Return Series - Initial Class	21,577	24,440	(55,475)	(28,010)
MFS® VIT Utilities Series - Initial Class	29,986	70,202	(81,844)	3,520
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	191,441	214,420	(602,792)	(395,777)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	7,989	9,842	(16,169)	(6,337)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	3,216	3,340	(11,074)	(7,862)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	—	60,541	(88,767)	63,622
Putnam VT Large Cap Value Fund - Class IB	2,642	2,876	(4,384)	(1,299)
Templeton Foreign VIP Fund - Class 2	—	(943)	(7,426)	(6,704)
Templeton Global Bond VIP Fund - Class 1	—	(3,031)	(2,649)	(6,277)
Templeton Growth VIP Fund - Class 1	—	(885)	(17,159)	(17,946)
Templeton Growth VIP Fund - Class 2	—	(207)	(2,688)	(3,038)

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets

Years Ended December 31, 2021 and 2022

	AB VPS Growth and Income Portfolio - Class A Subaccount	AB VPS International Value Portfolio - Class A Subaccount	AB VPS Large Cap Growth Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	AB VPS Sustainable Global Thematic Portfolio - Class A Subaccount	American Century VP Balanced Fund - Class I Subaccount	American Century VP Inflation Protection Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2021	$521,491	$67,726	$196,772	$912,199	$572,734	$422,406	$185,819
Changes From Operations:
• Net investment income (loss)	602	1,055	(1,779)	2,273	(3,885)	555	5,929
• Net realized gain (loss) on investments	3,775	1,653	15,977	48,687	85,456	21,227	372
• Net change in unrealized appreciation or depreciation on investments	137,358	4,589	40,910	238,532	45,224	41,787	5,933
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	141,735	7,297	55,108	289,492	126,795	63,569	12,234
Changes From Unit Transactions:
• Net unit transactions	(6,141)	(3,468)	4,555	(202,751)	(988)	(1,863)	16,919
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,141)	(3,468)	4,555	(202,751)	(988)	(1,863)	16,919
TOTAL INCREASE (DECREASE) IN NET ASSETS	135,594	3,829	59,663	86,741	125,807	61,706	29,153
NET ASSETS AT DECEMBER 31, 2021	657,085	71,555	256,435	998,940	698,541	484,112	214,972
Changes From Operations:
• Net investment income (loss)	4,185	2,610	(1,605)	5,330	(3,330)	2,565	8,812
• Net realized gain (loss) on investments	101,850	(99)	24,104	138,140	59,070	64,555	1,034
• Net change in unrealized appreciation or depreciation on investments	(138,107)	(12,714)	(96,862)	(303,257)	(248,959)	(153,008)	(37,602)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,072)	(10,203)	(74,363)	(159,787)	(193,219)	(85,888)	(27,756)
Changes From Unit Transactions:
• Net unit transactions	(3,237)	1,602	4,521	23,647	20,906	(2,537)	(8,345)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,237)	1,602	4,521	23,647	20,906	(2,537)	(8,345)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,309)	(8,601)	(69,842)	(136,140)	(172,313)	(88,425)	(36,101)
NET ASSETS AT DECEMBER 31, 2022	$621,776	$62,954	$186,593	$862,800	$526,228	$395,687	$178,871

See accompanying notes.

	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Growth Fund - Class 2 Subaccount	American Funds Growth- Income Fund - Class 2 Subaccount	American Funds International Fund - Class 2 Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,884,733	$314,559	$3,455,989	$1,784,980	$1,547,120	$1,750,121
Changes From Operations:
• Net investment income (loss)	(3,309)	(1,422)	(12,969)	14,467	27,825	6,749
• Net realized gain (loss) on investments	136,292	14,019	591,149	49,371	74,920	302,389
• Net change in unrealized appreciation or depreciation on investments	169,653	6,940	160,378	403,249	(118,931)	(198,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	302,636	19,537	738,558	467,087	(16,186)	110,857
Changes From Unit Transactions:
• Net unit transactions	53,385	2,008	(42,312)	222,248	(197,867)	(156,903)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	53,385	2,008	(42,312)	222,248	(197,867)	(156,903)
TOTAL INCREASE (DECREASE) IN NET ASSETS	356,021	21,545	696,246	689,335	(214,053)	(46,046)
NET ASSETS AT DECEMBER 31, 2021	2,240,754	336,104	4,152,235	2,474,315	1,333,067	1,704,075
Changes From Operations:
• Net investment income (loss)	3,922	(1,094)	(6,963)	16,349	16,357	(2,936)
• Net realized gain (loss) on investments	205,620	97,404	521,726	229,885	126,975	(206,177)
• Net change in unrealized appreciation or depreciation on investments	(783,872)	(202,406)	(1,785,201)	(654,526)	(432,581)	21,188
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(574,330)	(106,096)	(1,270,438)	(408,292)	(289,249)	(187,925)
Changes From Unit Transactions:
• Net unit transactions	206,144	48,384	168,300	(87,672)	110,796	(1,516,150)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	206,144	48,384	168,300	(87,672)	110,796	(1,516,150)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(368,186)	(57,712)	(1,102,138)	(495,964)	(178,453)	(1,704,075)
NET ASSETS AT DECEMBER 31, 2022	$1,872,568	$278,392	$3,050,097	$1,978,351	$1,154,614	$—

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,648	$1,239,574	$1,089,065	$190,454	$909,233	$504,613	$2,448,032
Changes From Operations:
• Net investment income (loss)	(1)	(807)	990	(127)	6,772	1,271	(14,084)
• Net realized gain (loss) on investments	232	25,678	30,101	15,426	63,859	44,562	510,568
• Net change in unrealized appreciation or depreciation on investments	242	(80,811)	325,302	(8,065)	174,064	24,070	119,758
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	473	(55,940)	356,393	7,234	244,695	69,903	616,242
Changes From Unit Transactions:
• Net unit transactions	—	325,963	(91,432)	(197,688)	(25,949)	(19,177)	(436,337)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	325,963	(91,432)	(197,688)	(25,949)	(19,177)	(436,337)
TOTAL INCREASE (DECREASE) IN NET ASSETS	473	270,023	264,961	(190,454)	218,746	50,726	179,905
NET ASSETS AT DECEMBER 31, 2021	2,121	1,509,597	1,354,026	—	1,127,979	555,339	2,627,937
Changes From Operations:
• Net investment income (loss)	5	49,661	1,310	—	4,811	1,311	(3,560)
• Net realized gain (loss) on investments	106	(13,435)	123,639	—	116,954	77,233	125,454
• Net change in unrealized appreciation or depreciation on investments	(647)	(470,403)	(294,860)	—	(332,338)	(195,923)	(826,033)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(536)	(434,177)	(169,911)	—	(210,573)	(117,379)	(704,139)
Changes From Unit Transactions:
• Net unit transactions	—	213,977	(51,271)	—	(51,155)	3,069	34,669
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	213,977	(51,271)	—	(51,155)	3,069	34,669
TOTAL INCREASE (DECREASE) IN NET ASSETS	(536)	(220,200)	(221,182)	—	(261,728)	(114,310)	(669,470)
NET ASSETS AT DECEMBER 31, 2022	$1,585	$1,289,397	$1,132,844	$—	$866,251	$441,029	$1,958,467

See accompanying notes.

	Fidelity® VIP Equity- Income Portfolio - Service Class Subaccount	Fidelity® VIP Growth Opportunities Portfolio - Service Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class Subaccount	Fidelity® VIP High Income Portfolio - Service Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class Subaccount	Fidelity® VIP Overseas Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$313,586	$74,014	$347,575	$29,984	$647,145	$226,763
Changes From Operations:
• Net investment income (loss)	3,582	(643)	(3,058)	1,449	1,079	(776)
• Net realized gain (loss) on investments	42,391	8,609	194,107	(40)	133,156	22,113
• Net change in unrealized appreciation or depreciation on investments	28,693	61	(84,777)	(254)	24,512	20,814
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,666	8,027	106,272	1,155	158,747	42,151
Changes From Unit Transactions:
• Net unit transactions	(5,885)	(1,035)	482,622	2,110	(20,390)	(4,011)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,885)	(1,035)	482,622	2,110	(20,390)	(4,011)
TOTAL INCREASE (DECREASE) IN NET ASSETS	68,781	6,992	588,894	3,265	138,357	38,140
NET ASSETS AT DECEMBER 31, 2021	382,367	81,006	936,469	33,249	785,502	264,903
Changes From Operations:
• Net investment income (loss)	3,285	(464)	(607)	1,190	292	508
• Net realized gain (loss) on investments	15,510	11,982	51,920	(637)	46,267	2,893
• Net change in unrealized appreciation or depreciation on investments	(40,799)	(42,654)	(291,754)	(4,664)	(164,404)	(69,924)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,004)	(31,136)	(240,441)	(4,111)	(117,845)	(66,523)
Changes From Unit Transactions:
• Net unit transactions	(26,470)	(1,275)	99,071	(2,387)	(12,959)	2,732
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(26,470)	(1,275)	99,071	(2,387)	(12,959)	2,732
TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,474)	(32,411)	(141,370)	(6,498)	(130,804)	(63,791)
NET ASSETS AT DECEMBER 31, 2022	$333,893	$48,595	$795,099	$26,751	$654,698	$201,112

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Mutual Shares VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. EQV International Equity Fund - Series I Shares Subaccount	Janus Henderson Balanced Portfolio - Institutional Shares Subaccount
NET ASSETS AT JANUARY 1, 2021	$883,547	$804,974	$170,889	$487,718	$134,361	$67,556	$356,281
Changes From Operations:
• Net investment income (loss)	43,366	23,568	(1,497)	(4,177)	(200)	350	547
• Net realized gain (loss) on investments	1,397	7,129	24,550	71,078	4,741	5,225	6,830
• Net change in unrealized appreciation or depreciation on investments	106,249	119,878	(8,393)	(13,685)	31,050	(2,046)	53,336
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	151,012	150,575	14,660	53,216	35,591	3,529	60,713
Changes From Unit Transactions:
• Net unit transactions	44,114	(27,046)	174,794	(11,384)	(3,651)	5,855	26,863
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	44,114	(27,046)	174,794	(11,384)	(3,651)	5,855	26,863
TOTAL INCREASE (DECREASE) IN NET ASSETS	195,126	123,529	189,454	41,832	31,940	9,384	87,576
NET ASSETS AT DECEMBER 31, 2021	1,078,673	928,503	360,343	529,550	166,301	76,940	443,857
Changes From Operations:
• Net investment income (loss)	45,870	14,723	(1,710)	(3,229)	159	600	1,619
• Net realized gain (loss) on investments	23,444	96,371	65,534	117,792	21,470	6,940	17,935
• Net change in unrealized appreciation or depreciation on investments	(126,121)	(180,907)	(192,609)	(277,612)	(56,453)	(22,142)	(95,019)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,807)	(69,813)	(128,785)	(163,049)	(34,824)	(14,602)	(75,465)
Changes From Unit Transactions:
• Net unit transactions	(57,113)	(33,854)	61,751	(14,947)	(7,434)	(1,228)	(16,364)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(57,113)	(33,854)	61,751	(14,947)	(7,434)	(1,228)	(16,364)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(113,920)	(103,667)	(67,034)	(177,996)	(42,258)	(15,830)	(91,829)
NET ASSETS AT DECEMBER 31, 2022	$964,753	$824,836	$293,309	$351,554	$124,043	$61,110	$352,028

See accompanying notes.

	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Institutional Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	Janus Henderson Global Technology and Innovation Portfolio - Service Shares Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$50,344	$164,508	$256,587	$25,583	$17,451	$947,708
Changes From Operations:
• Net investment income (loss)	9	(997)	(776)	(124)	(107)	(5,205)
• Net realized gain (loss) on investments	854	17,878	18,774	1,631	4,921	70,237
• Net change in unrealized appreciation or depreciation on investments	7,226	9,443	25,394	2,828	(2,275)	102,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,089	26,324	43,392	4,335	2,539	167,702
Changes From Unit Transactions:
• Net unit transactions	(512)	10,008	(8,770)	314	(4,417)	(25,826)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(512)	10,008	(8,770)	314	(4,417)	(25,826)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,577	36,332	34,622	4,649	(1,878)	141,876
NET ASSETS AT DECEMBER 31, 2021	57,921	200,840	291,209	30,232	15,573	1,089,584
Changes From Operations:
• Net investment income (loss)	158	(1,210)	494	24	(91)	(4,169)
• Net realized gain (loss) on investments	1,980	30,446	38,318	3,078	2,224	101,141
• Net change in unrealized appreciation or depreciation on investments	(12,051)	(62,962)	(94,092)	(9,270)	(8,102)	(385,378)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,913)	(33,726)	(55,280)	(6,168)	(5,969)	(288,406)
Changes From Unit Transactions:
• Net unit transactions	(946)	(6,267)	(31,239)	(139)	(33)	54,285
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(946)	(6,267)	(31,239)	(139)	(33)	54,285
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,859)	(39,993)	(86,519)	(6,307)	(6,002)	(234,121)
NET ASSETS AT DECEMBER 31, 2022	$47,062	$160,847	$204,690	$23,925	$9,571	$855,463

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Allocation Fund - Standard Class Subaccount	LVIP BlackRock Global Real Estate Fund - Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$149,921	$330,913	$—	$145,375	$114,570	$15,716	$194,300
Changes From Operations:
• Net investment income (loss)	(1,019)	6,052	—	10,240	8,120	228	(1,609)
• Net realized gain (loss) on investments	6,486	21,729	—	8,622	183	885	24,435
• Net change in unrealized appreciation or depreciation on investments	23,011	45,463	—	20,409	(2,933)	1,135	35,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,478	73,244	—	39,271	5,370	2,248	58,718
Changes From Unit Transactions:
• Net unit transactions	4,379	1,358	—	(8,284)	9,489	2,502	754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,379	1,358	—	(8,284)	9,489	2,502	754
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,857	74,602	—	30,987	14,859	4,750	59,472
NET ASSETS AT DECEMBER 31, 2021	182,778	405,515	—	176,362	129,429	20,466	253,772
Changes From Operations:
• Net investment income (loss)	(867)	7,005	2,121	2,016	11,145	277	(1,463)
• Net realized gain (loss) on investments	12,325	42,940	31,522	3,515	(69)	509	29,735
• Net change in unrealized appreciation or depreciation on investments	(58,756)	(61,330)	(113,282)	(56,919)	(17,549)	(4,184)	(97,792)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,298)	(11,385)	(79,639)	(51,388)	(6,473)	(3,398)	(69,520)
Changes From Unit Transactions:
• Net unit transactions	2,646	(4,697)	1,566,763	17,484	(586)	2,428	4,207
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,646	(4,697)	1,566,763	17,484	(586)	2,428	4,207
TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,652)	(16,082)	1,487,124	(33,904)	(7,059)	(970)	(65,313)
NET ASSETS AT DECEMBER 31, 2022	$138,126	$389,433	$1,487,124	$142,458	$122,370	$19,496	$188,459

See accompanying notes.

	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Diversified Income Fund - Standard Class Subaccount	LVIP Delaware High Yield Fund - Standard Class Subaccount	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$144,250	$954,018	$812,874	$643,940	$340,899	$143,881
Changes From Operations:
• Net investment income (loss)	(674)	14,669	8,113	32,744	23,017	2,591
• Net realized gain (loss) on investments	10,777	13,706	(58)	19,045	426	462
• Net change in unrealized appreciation or depreciation on investments	9,114	(52,377)	(7,981)	(61,712)	(12,061)	(4,371)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,217	(24,002)	74	(9,923)	11,382	(1,318)
Changes From Unit Transactions:
• Net unit transactions	(1,896)	129,507	149,415	95,475	(85,604)	24,044
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,896)	129,507	149,415	95,475	(85,604)	24,044
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,321	105,505	149,489	85,552	(74,222)	22,726
NET ASSETS AT DECEMBER 31, 2021	161,571	1,059,523	962,363	729,492	266,677	166,607
Changes From Operations:
• Net investment income (loss)	(378)	23,052	18,723	20,800	12,853	3,579
• Net realized gain (loss) on investments	32,185	(7,062)	(2,808)	(2,136)	(3,476)	(1,005)
• Net change in unrealized appreciation or depreciation on investments	(70,767)	(166,114)	(19,357)	(121,906)	(41,127)	(9,684)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(38,960)	(150,124)	(3,442)	(103,242)	(31,750)	(7,110)
Changes From Unit Transactions:
• Net unit transactions	3,639	(24,811)	(24,017)	25,086	(12,955)	(9,262)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,639	(24,811)	(24,017)	25,086	(12,955)	(9,262)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,321)	(174,935)	(27,459)	(78,156)	(44,705)	(16,372)
NET ASSETS AT DECEMBER 31, 2022	$126,250	$884,588	$934,904	$651,336	$221,972	$150,235

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Delaware Mid Cap Value Fund - Standard Class Subaccount	LVIP Delaware REIT Fund - Standard Class Subaccount	LVIP Delaware SMID Cap Core Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware U.S. Growth Fund - Standard Class Subaccount	LVIP Delaware Value Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$11,643	$694,873	$983,986	$43,276	$302,324	$965,914	$170,453
Changes From Operations:
• Net investment income (loss)	111	18,157	3,609	16	(2,030)	30,243	5,302
• Net realized gain (loss) on investments	28	32,061	133,941	3,352	80,365	125,264	1,419
• Net change in unrealized appreciation or depreciation on investments	3,480	204,476	60,281	7,350	(26,441)	(20,244)	18,963
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,619	254,694	197,831	10,718	51,894	135,263	25,684
Changes From Unit Transactions:
• Net unit transactions	98	(238,891)	(389,070)	(2,550)	(6,840)	(636,452)	12,113
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	98	(238,891)	(389,070)	(2,550)	(6,840)	(636,452)	12,113
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,717	15,803	(191,239)	8,168	45,054	(501,189)	37,797
NET ASSETS AT DECEMBER 31, 2021	15,360	710,676	792,747	51,444	347,378	464,725	208,250
Changes From Operations:
• Net investment income (loss)	132	15,296	(1,748)	127	(1,756)	4,808	6,249
• Net realized gain (loss) on investments	491	4,201	19,100	5,343	51,663	32,899	10,996
• Net change in unrealized appreciation or depreciation on investments	(2,065)	(198,269)	(129,616)	(15,838)	(147,523)	(56,128)	(40,586)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,442)	(178,772)	(112,264)	(10,368)	(97,616)	(18,421)	(23,341)
Changes From Unit Transactions:
• Net unit transactions	49	(1,534)	(22,379)	(3,379)	(2,726)	(39,605)	7,772
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	49	(1,534)	(22,379)	(3,379)	(2,726)	(39,605)	7,772
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,393)	(180,306)	(134,643)	(13,747)	(100,342)	(58,026)	(15,569)
NET ASSETS AT DECEMBER 31, 2022	$13,967	$530,370	$658,104	$37,697	$247,036	$406,699	$192,681

See accompanying notes.

	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$85,848	$310,736	$22,808	$216,207	$849,583	$469,212
Changes From Operations:
• Net investment income (loss)	838	2,599	277	7,126	28,080	15,783
• Net realized gain (loss) on investments	8,745	13,316	35	10,073	48,394	9,380
• Net change in unrealized appreciation or depreciation on investments	11,905	69,303	3,601	(1,537)	30,045	(51,678)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,488	85,218	3,913	15,662	106,519	(26,515)
Changes From Unit Transactions:
• Net unit transactions	(14,242)	(5,000)	(118)	8,631	5,448	93,008
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,242)	(5,000)	(118)	8,631	5,448	93,008
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,246	80,218	3,795	24,293	111,967	66,493
NET ASSETS AT DECEMBER 31, 2021	93,094	390,954	26,603	240,500	961,550	535,705
Changes From Operations:
• Net investment income (loss)	974	3,172	354	4,122	20,548	(945)
• Net realized gain (loss) on investments	4,804	80,774	1,116	12,176	73,653	(3,859)
• Net change in unrealized appreciation or depreciation on investments	(20,154)	(143,550)	(4,700)	(53,494)	(275,739)	(77,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,376)	(59,604)	(3,230)	(37,196)	(181,538)	(81,961)
Changes From Unit Transactions:
• Net unit transactions	(126)	20,039	(169)	(21,881)	28,902	47,226
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(126)	20,039	(169)	(21,881)	28,902	47,226
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,502)	(39,565)	(3,399)	(59,077)	(152,636)	(34,735)
NET ASSETS AT DECEMBER 31, 2022	$78,592	$351,389	$23,204	$181,423	$808,914	$500,970

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,189,221	$361,603	$97,365	$70,158	$491,890	$540,081	$526,547
Changes From Operations:
• Net investment income (loss)	38,218	(2,132)	8,806	348	1,445	5,770	16,606
• Net realized gain (loss) on investments	50,766	21	189	4,834	53,190	22,065	1,218
• Net change in unrealized appreciation or depreciation on investments	38,026	—	1,158	13,687	23,088	114,261	38,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	127,010	(2,111)	10,153	18,869	77,723	142,096	56,265
Changes From Unit Transactions:
• Net unit transactions	47,816	(63,437)	116,673	(7,881)	299,153	22,762	27,142
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	47,816	(63,437)	116,673	(7,881)	299,153	22,762	27,142
TOTAL INCREASE (DECREASE) IN NET ASSETS	174,826	(65,548)	126,826	10,988	376,876	164,858	83,407
NET ASSETS AT DECEMBER 31, 2021	1,364,047	296,055	224,191	81,146	868,766	704,939	609,954
Changes From Operations:
• Net investment income (loss)	30,479	48,445	10,773	619	4,046	7,927	12,156
• Net realized gain (loss) on investments	94,673	5	(2,330)	11,171	52,914	46,423	4,195
• Net change in unrealized appreciation or depreciation on investments	(366,405)	—	(32,651)	(19,588)	(187,164)	(102,570)	(83,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(241,253)	48,450	(24,208)	(7,798)	(130,204)	(48,220)	(66,868)
Changes From Unit Transactions:
• Net unit transactions	42,642	5,264,923	339	(1,624)	(12,325)	(49,638)	(14,352)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,642	5,264,923	339	(1,624)	(12,325)	(49,638)	(14,352)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(198,611)	5,313,373	(23,869)	(9,422)	(142,529)	(97,858)	(81,220)
NET ASSETS AT DECEMBER 31, 2022	$1,165,436	$5,609,428	$200,322	$71,724	$726,237	$607,081	$528,734

See accompanying notes.

	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$245,630	$3,535	$104,185	$456,184	$367,619	$269,743
Changes From Operations:
• Net investment income (loss)	4,359	(5)	4,430	25,529	19,525	883
• Net realized gain (loss) on investments	1,187	677	64	406	28,256	37,927
• Net change in unrealized appreciation or depreciation on investments	(11,228)	(624)	8,561	11,019	(2,974)	(27,643)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,682)	48	13,055	36,954	44,807	11,167
Changes From Unit Transactions:
• Net unit transactions	41,875	(3,583)	1,978	12,458	12,443	(237,667)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	41,875	(3,583)	1,978	12,458	12,443	(237,667)
TOTAL INCREASE (DECREASE) IN NET ASSETS	36,193	(3,535)	15,033	49,412	57,250	(226,500)
NET ASSETS AT DECEMBER 31, 2021	281,823	—	119,218	505,596	424,869	43,243
Changes From Operations:
• Net investment income (loss)	4,510	—	7,953	45,138	13,800	1,663
• Net realized gain (loss) on investments	(11,194)	—	(520)	(18,279)	4,956	(42)
• Net change in unrealized appreciation or depreciation on investments	(32,608)	—	(15,741)	(86,546)	(82,264)	(7,759)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,292)	—	(8,308)	(59,687)	(63,508)	(6,138)
Changes From Unit Transactions:
• Net unit transactions	848	—	1,671	(1,216)	16,847	(380)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	848	—	1,671	(1,216)	16,847	(380)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,444)	—	(6,637)	(60,903)	(46,661)	(6,518)
NET ASSETS AT DECEMBER 31, 2022	$243,379	$—	$112,581	$444,693	$378,208	$36,725

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$140,454	$217,576	$1,325,543	$66,758	$317,610	$2,329,109	$197,969
Changes From Operations:
• Net investment income (loss)	50	19,054	21,437	3,252	18,094	25,350	2,923
• Net realized gain (loss) on investments	17,545	124,206	10,794	15,279	5,703	114,929	27,934
• Net change in unrealized appreciation or depreciation on investments	(12,905)	(19,489)	95,697	(10,908)	18,082	648,019	(13,390)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,690	123,771	127,928	7,623	41,879	788,298	17,467
Changes From Unit Transactions:
• Net unit transactions	(138,584)	706,674	39,135	3,241	27,729	538,207	475,565
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(138,584)	706,674	39,135	3,241	27,729	538,207	475,565
TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,894)	830,445	167,063	10,864	69,608	1,326,505	493,032
NET ASSETS AT DECEMBER 31, 2021	6,560	1,048,021	1,492,606	77,622	387,218	3,655,614	691,001
Changes From Operations:
• Net investment income (loss)	226	22,063	28,167	3,335	16,169	27,783	4,023
• Net realized gain (loss) on investments	2	43,843	27,904	2,589	11,312	660,049	59,641
• Net change in unrealized appreciation or depreciation on investments	(1,336)	(170,568)	(296,693)	(16,159)	(79,696)	(1,318,670)	(209,881)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,108)	(104,662)	(240,622)	(10,235)	(52,215)	(630,838)	(146,217)
Changes From Unit Transactions:
• Net unit transactions	(86)	(41,292)	41,053	5,322	7,456	(296,404)	21,193
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(86)	(41,292)	41,053	5,322	7,456	(296,404)	21,193
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,194)	(145,954)	(199,569)	(4,913)	(44,759)	(927,242)	(125,024)
NET ASSETS AT DECEMBER 31, 2022	$5,366	$902,067	$1,293,037	$72,709	$342,459	$2,728,372	$565,977

See accompanying notes.

	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2040 Fund - Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP Vanguard Bond Allocation Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$64,971	$1,369	$200,069	$287,374	$67,612	$53,628
Changes From Operations:
• Net investment income (loss)	1,626	68	(739)	(496)	788	348
• Net realized gain (loss) on investments	20,870	43	18,869	51,585	299	4,318
• Net change in unrealized appreciation or depreciation on investments	(1,536)	226	22,335	(10,742)	(2,130)	7,929
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,960	337	40,465	40,347	(1,043)	12,595
Changes From Unit Transactions:
• Net unit transactions	(2,713)	1,644	220	(7,652)	11,162	(6,459)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,713)	1,644	220	(7,652)	11,162	(6,459)
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,247	1,981	40,685	32,695	10,119	6,136
NET ASSETS AT DECEMBER 31, 2021	83,218	3,350	240,754	320,069	77,731	59,764
Changes From Operations:
• Net investment income (loss)	2,428	116	(568)	(405)	1,307	371
• Net realized gain (loss) on investments	2,553	348	28,508	31,101	(1,194)	22,309
• Net change in unrealized appreciation or depreciation on investments	(15,409)	(1,302)	(126,885)	(110,610)	(10,965)	(33,310)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,428)	(838)	(98,945)	(79,914)	(10,852)	(10,630)
Changes From Unit Transactions:
• Net unit transactions	(13)	5,708	465	(1,947)	4,217	(3,221)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(13)	5,708	465	(1,947)	4,217	(3,221)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,441)	4,870	(98,480)	(81,861)	(6,635)	(13,851)
NET ASSETS AT DECEMBER 31, 2022	$72,777	$8,220	$142,274	$238,208	$71,096	$45,913

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount	LVIP Wellington SMID Cap Value Fund - Standard Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$873,170	$227,178	$158,669	$557,062	$246,116	$766,307	$1,242,069
Changes From Operations:
• Net investment income (loss)	21,772	(1,950)	(260)	(3,659)	3,393	10,735	(9,651)
• Net realized gain (loss) on investments	18,093	29,620	14,332	100,755	14,980	36,677	167,430
• Net change in unrealized appreciation or depreciation on investments	25,557	12,191	28,303	29,559	14,975	59,534	(6,571)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,422	39,861	42,375	126,655	33,348	106,946	151,208
Changes From Unit Transactions:
• Net unit transactions	57,587	28,730	(13,189)	(7,472)	3,236	30,638	(29,461)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	57,587	28,730	(13,189)	(7,472)	3,236	30,638	(29,461)
TOTAL INCREASE (DECREASE) IN NET ASSETS	123,009	68,591	29,186	119,183	36,584	137,584	121,747
NET ASSETS AT DECEMBER 31, 2021	996,179	295,769	187,855	676,245	282,700	903,891	1,363,816
Changes From Operations:
• Net investment income (loss)	18,515	(1,602)	461	(3,026)	3,025	15,162	(7,405)
• Net realized gain (loss) on investments	21,396	36,967	51,736	68,172	24,440	70,202	214,420
• Net change in unrealized appreciation or depreciation on investments	(209,058)	(137,572)	(71,180)	(283,012)	(55,475)	(81,844)	(602,792)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(169,147)	(102,207)	(18,983)	(217,866)	(28,010)	3,520	(395,777)
Changes From Unit Transactions:
• Net unit transactions	48,855	24,083	(17,262)	21,282	(6,977)	(120,102)	(30,421)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	48,855	24,083	(17,262)	21,282	(6,977)	(120,102)	(30,421)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(120,292)	(78,124)	(36,245)	(196,584)	(34,987)	(116,582)	(426,198)
NET ASSETS AT DECEMBER 31, 2022	$875,887	$217,645	$151,610	$479,661	$247,713	$787,309	$937,618

See accompanying notes.

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class Subaccount	Putnam VT Large Cap Value Fund - Class IB Subaccount	Templeton Foreign VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2021	$56,919	$35,697	$502,756	$27,101	$77,948	$109,185
Changes From Operations:
• Net investment income (loss)	(9)	(170)	17,130	123	873	(594)
• Net realized gain (loss) on investments	2,683	1,406	(6,802)	1,420	200	(1,536)
• Net change in unrealized appreciation or depreciation on investments	14,707	6,543	121,458	5,489	1,545	(3,850)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,381	7,779	131,786	7,032	2,618	(5,980)
Changes From Unit Transactions:
• Net unit transactions	(8,656)	(2,474)	(181,849)	(1,124)	1,311	21,646
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,656)	(2,474)	(181,849)	(1,124)	1,311	21,646
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,725	5,305	(50,063)	5,908	3,929	15,666
NET ASSETS AT DECEMBER 31, 2021	65,644	41,002	452,693	33,009	81,877	124,851
Changes From Operations:
• Net investment income (loss)	(10)	(128)	91,848	209	1,665	(597)
• Net realized gain (loss) on investments	9,842	3,340	60,541	2,876	(943)	(3,031)
• Net change in unrealized appreciation or depreciation on investments	(16,169)	(11,074)	(88,767)	(4,384)	(7,426)	(2,649)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,337)	(7,862)	63,622	(1,299)	(6,704)	(6,277)
Changes From Unit Transactions:
• Net unit transactions	(5,185)	(869)	(108,706)	(1,461)	(5,997)	(2,484)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,185)	(869)	(108,706)	(1,461)	(5,997)	(2,484)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,522)	(8,731)	(45,084)	(2,760)	(12,701)	(8,761)
NET ASSETS AT DECEMBER 31, 2022	$54,122	$32,271	$407,609	$30,249	$69,176	$116,090

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Templeton Growth VIP Fund - Class 1 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2021	$137,125	$23,076
Changes From Operations:
• Net investment income (loss)	1,247	76
• Net realized gain (loss) on investments	31	20
• Net change in unrealized appreciation or depreciation on investments	5,228	831
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,506	927
Changes From Unit Transactions:
• Net unit transactions	3,778	725
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,778	725
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,284	1,652
NET ASSETS AT DECEMBER 31, 2021	147,409	24,728
Changes From Operations:
• Net investment income (loss)	98	(143)
• Net realized gain (loss) on investments	(885)	(207)
• Net change in unrealized appreciation or depreciation on investments	(17,159)	(2,688)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,946)	(3,038)
Changes From Unit Transactions:
• Net unit transactions	12,787	(442)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,787	(442)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,159)	(3,480)
NET ASSETS AT DECEMBER 31, 2022	$142,250	$21,248

See accompanying notes.

LLANY Separate Account R for Flexible
Premium Variable Life Insurance

Notes to financial statements

December 31, 2022

1. Accounting Policies and Variable Account Information

The Variable Account: LLANY Separate Account R for Flexible Premium Variable Life Insurance (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 1, 1999, are part of the operations of the Company. The Variable Account consists of seven products as follows:

• Lincoln SVUL • Lincoln SVUL-II • Lincoln SVUL-III • Lincoln SVUL-IV	• Lincoln SVULONE • Lincoln SVULONE 2007 • Lincoln PreservationEdge SVUL

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the variable life policies and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of one hundred twenty-seven mutual funds (the Funds) of twenty open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. EQV International Equity Fund - Series I Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Growth and Income Portfolio - Class A

AB VPS International Value Portfolio - Class A

AB VPS Large Cap Growth Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class A

AB VPS Sustainable Global Thematic Portfolio - Class A

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Inflation Protection Fund - Class I

American Funds Insurance Series®:

American Funds Global Growth Fund - Class 2

American Funds Global Small Capitalization Fund - Class 2

American Funds Growth Fund - Class 2

American Funds Growth-Income Fund - Class 2

American Funds International Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® Small Cap Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class A

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A**

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Service Class

Fidelity® VIP Equity-Income Portfolio - Service Class

Fidelity® VIP Growth Opportunities Portfolio - Service Class

Fidelity® VIP Growth Portfolio - Service Class

Fidelity® VIP High Income Portfolio - Service Class

Fidelity® VIP Mid Cap Portfolio - Service Class

Fidelity® VIP Overseas Portfolio - Service Class

Franklin Templeton Variable Insurance Products Trust:

Franklin Income VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 1

Templeton Growth VIP Fund - Class 1

Templeton Growth VIP Fund - Class 2

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Institutional Shares

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Institutional Shares

Janus Henderson Global Research Portfolio - Service Shares

Janus Henderson Global Technology and Innovation Portfolio - Service Shares

LLANY Separate Account R for Flexible
Premium Variable Life Insurance

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Mid Cap Portfolio - Class I

Lincoln Variable Insurance Products Trust*:

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Allocation Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Real Estate Fund - Standard Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class**

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Diversified Income Fund - Standard Class

LVIP Delaware High Yield Fund - Standard Class

LVIP Delaware Limited-Term Diversified Income Fund - Standard Class

LVIP Delaware Mid Cap Value Fund - Standard Class

LVIP Delaware REIT Fund - Standard Class

LVIP Delaware SMID Cap Core Fund - Standard Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware U.S. Growth Fund - Standard Class

LVIP Delaware Value Fund - Standard Class

LVIP Delaware Wealth Builder Fund - Standard Class**

LVIP Dimensional International Core Equity Fund - Standard Class**

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class**

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Standard Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class**

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Retirement Income Fund - Standard Class**

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Standard Class**

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Standard Class

LLANY Separate Account R for Flexible
Premium Variable Life Insurance

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class**

LVIP Vanguard Bond Allocation Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington SMID Cap Value Fund - Standard Class

M Fund, Inc.:

M Capital Appreciation Fund**

M International Equity Fund**

M Large Cap Growth Fund**

M Large Cap Value Fund**

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Initial Class**

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Neuberger Berman AMT Sustainable Equity Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Class 2 Shares**

TOPS® Moderate Growth ETF Portfolio - Class 2 Shares**

PIMCO Variable Insurance Trust:

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class

Putnam Variable Trust:

Putnam VT Global Health Care Fund - Class IB**

Putnam VT Large Cap Value Fund - Class IB

*  Denotes an affiliate of the Company

**  Available funds with no money invested at December 31, 2022

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2022. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2021, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	LVIP Vanguard Bond Allocation Fund - Standard Class
LVIP Wellington Mid-Cap Value Fund - Standard Class	LVIP Wellington SMID Cap Value Fund - Standard Class
Putnam VT Equity Income Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB

Also during 2021, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the Delaware VIP® Trust. The following funds were affected:

Fund Acquired	Acquiring Fund
Delaware VIP® Diversified Income Series - Standard Class	LVIP Delaware Diversified Income Fund - Standard Class
Delaware VIP® High Yield Series - Standard Class	LVIP Delaware High Yield Fund - Standard Class
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
Delaware VIP® REIT Series - Standard Class	LVIP Delaware REIT Fund - Standard Class
Delaware VIP® Smid Cap Core Series - Standard Class	LVIP Delaware SMID Cap Core Fund - Standard Class
Delaware VIP® U.S. Growth Series - Standard Class	LVIP Delaware U.S. Growth Fund - Standard Class
Delaware VIP® Value Series - Standard Class	LVIP Delaware Value Fund - Standard Class

During 2022, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2022, the 2022 statement of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2022:

LVIP BlackRock Global Allocation Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class

Also during 2022, the following funds changed their names:

Previous Fund Name	New Fund Name
AB VPS Global Thematic Growth Portfolio - Class A	AB VPS Sustainable Global Thematic Portfolio - Class A
Invesco V.I. International Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares

Also during 2022, the following fund substitution occurred:

Previous Fund Name	New Fund Name
BlackRock Global Allocation V.I. Fund - Class I	LVIP BlackRock Global Allocation Fund - Standard Class

Also during 2022, the following fund merger occurred:

Previous Fund Name	New Fund Name
LVIP T. Rowe Price 2010 Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the seven policy types within the Variable Account:

•  Lincoln SVUL - annual rate of .80%

•  Lincoln SVUL-II - annual rate of .80%

•  Lincoln SVUL-III - annual rate of .80% for policy years one through nineteen and .40% thereafter.

•  Lincoln SVUL-IV - annual rate of .60% for policy years one through nineteen and .20% thereafter.

•  Lincoln SVULONE - annual rate of .50% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.

LLANY Separate Account R for Flexible
Premium Variable Life Insurance

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln SVULONE 2007 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.

•  Lincoln PreservationEdge SVUL - annual rate of .10% for policy years one through twenty and .00% thereafter.

The Company deducts a premium load to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. Refer to the product prospectus for the premium load charge. The premium loads for the years ended December 31, 2022 and 2021, amounted to $337,871 and $139,247, respectively.

The Company charges a monthly administrative fee of $10 in all policy years. In addition, there is a monthly expense charge for the first ten years from issue date or increase in specified amount ranging from $0.01 to $1.42 per $1,000 of specified amount. These administrative fees are for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2022 and 2021, amounted to $364,709 and $399,560, respectively.

The Company assumes responsibility for providing the insurance benefit included in the policy. On a monthly basis, a cost of insurance charge is deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The cost of insurance charges for the years ended December 31, 2022 and 2021, amounted to $954,007 and $792,347, respectively.

Under certain circumstances, the Company reserves the right to apply a transfer fee of $25 for each transfer request in excess of 24 made during the year between variable subaccounts. For the years ended December 31, 2022 and 2021, no transfer fees were deducted from the variable subaccounts.

The Company, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the face amount of the policy and the issue age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders for Lincoln SVULONE, Lincoln SVULONE 2007 and Lincoln PreservationEdge SVUL products. For all other products, a 2% charge on the amount withdrawn is imposed, not to exceed $25 per partial surrender. For the years ended December 31, 2022 and 2021 no full surrender charges or partial surrender administrative charges were deducted from the variable subaccounts.

Premium load, cost of insurance, administrative, surrender and transfer fees are included within Net unit transactions on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2022, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Growth and Income Portfolio - Class A
	2022		0.10%	0.80%	$19.26	$57.63	16,670	$621,776	-4.96%	-4.29%	1.41%
	2021		0.10%	0.80%	20.14	60.21	16,781	657,085	27.13%	28.02%	0.83%
	2020		0.10%	0.80%	15.75	47.03	17,111	521,491	1.90%	2.61%	1.58%
	2019		0.10%	0.80%	15.36	45.84	16,762	502,439	22.92%	23.75%	1.25%
	2018		0.10%	0.80%	12.42	37.04	16,487	403,588	-6.37%	-5.74%	1.00%
AB VPS International Value Portfolio - Class A
	2022		0.10%	0.60%	9.20	21.74	6,053	62,954	-14.13%	-13.69%	4.68%
	2021		0.10%	0.60%	10.71	25.19	6,002	71,555	10.42%	10.97%	2.00%
	2020		0.10%	0.60%	9.70	22.70	6,321	67,726	1.85%	2.36%	2.05%
	2019		0.10%	0.60%	9.52	22.17	5,636	58,321	16.44%	17.02%	1.01%
	2018		0.10%	0.60%	8.18	18.95	4,832	42,884	-23.25%	-22.87%	1.56%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Large Cap Growth Portfolio - Class A
	2022		0.80%	0.80%	$52.11	$52.11	3,581	$186,593	-29.08%	-29.08%	0.00%
	2021		0.80%	0.80%	73.48	73.48	3,490	256,435	27.95%	27.95%	0.00%
	2020		0.80%	0.80%	57.43	57.43	3,426	196,772	34.41%	34.41%	0.00%
	2019		0.80%	0.80%	42.73	42.73	3,345	142,911	33.62%	33.62%	0.00%
	2018		0.80%	0.80%	31.98	31.98	3,229	103,251	1.76%	1.76%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2022		0.10%	0.80%	11.70	60.76	39,345	862,800	-16.30%	-15.71%	1.11%
	2021		0.10%	0.80%	13.90	72.08	38,753	998,940	34.87%	35.81%	0.75%
	2020		0.10%	0.80%	10.24	53.07	48,300	912,199	2.54%	3.27%	1.10%
	2019		0.10%	0.80%	13.90	51.40	38,965	750,810	19.14%	19.98%	0.60%
	2018		0.10%	0.80%	11.59	42.84	26,145	563,198	-15.71%	-15.11%	0.47%
AB VPS Sustainable Global Thematic Portfolio - Class A
	2022		0.10%	0.80%	22.88	47.44	18,446	526,228	-27.57%	-27.06%	0.00%
	2021		0.10%	0.80%	31.52	65.04	17,860	698,541	21.89%	22.75%	0.00%
	2020		0.10%	0.80%	25.81	52.99	17,726	572,734	38.30%	39.27%	0.66%
	2019		0.10%	0.80%	18.62	38.05	17,609	419,915	29.12%	30.03%	0.43%
	2018		0.10%	0.80%	14.39	29.26	17,115	318,643	-10.51%	-9.89%	0.00%
American Century VP Balanced Fund - Class I
	2022		0.60%	0.60%	14.30	14.30	27,665	395,687	-17.76%	-17.76%	1.21%
	2021		0.60%	0.60%	17.39	17.39	27,836	484,112	15.08%	15.08%	0.72%
	2020		0.60%	0.60%	15.11	15.11	27,949	422,406	11.85%	11.85%	1.18%
	2019	10/3/19	0.60%	0.60%	13.51	13.51	28,051	379,011	5.13%	5.13%	0.27%
American Century VP Inflation Protection Fund - Class I
	2022		0.20%	0.60%	11.20	16.10	12,191	178,871	-13.40%	-13.05%	5.13%
	2021		0.20%	0.60%	12.88	18.59	12,710	214,972	5.98%	6.40%	3.44%
	2020		0.20%	0.60%	12.11	17.55	11,620	185,819	9.15%	9.59%	1.64%
	2019		0.20%	0.60%	11.05	16.08	11,240	164,804	8.50%	8.94%	2.54%
	2018		0.20%	0.60%	10.14	14.82	11,782	160,454	-3.15%	-2.77%	3.10%
American Funds Global Growth Fund - Class 2
	2022		0.10%	0.80%	13.28	52.82	78,168	1,872,568	-25.34%	-24.81%	0.70%
	2021		0.10%	0.80%	17.68	70.25	69,062	2,240,754	15.49%	16.30%	0.34%
	2020		0.10%	0.80%	21.99	60.40	67,642	1,884,733	29.43%	30.33%	0.35%
	2019		0.10%	0.80%	16.89	46.34	62,131	1,688,635	34.20%	35.14%	1.16%
	2018		0.10%	0.80%	12.51	34.29	59,959	1,213,931	-9.77%	-9.13%	0.72%
American Funds Global Small Capitalization Fund - Class 2
	2022		0.10%	0.80%	10.79	52.03	16,423	278,392	-30.12%	-29.62%	0.00%
	2021		0.10%	0.80%	15.35	74.45	12,871	336,104	5.88%	6.63%	0.00%
	2020		0.10%	0.80%	14.41	70.31	12,664	314,559	28.69%	29.59%	0.17%
	2019		0.10%	0.80%	15.80	54.64	12,801	247,102	30.47%	31.38%	0.16%
	2018		0.10%	0.80%	12.94	41.88	9,965	188,025	-11.26%	-10.64%	0.08%
American Funds Growth Fund - Class 2
	2022		0.10%	0.80%	15.51	75.57	112,015	3,050,097	-30.50%	-30.01%	0.33%
	2021		0.10%	0.80%	22.18	107.97	80,407	4,152,235	21.02%	21.87%	0.22%
	2020		0.10%	0.80%	18.22	88.59	81,579	3,455,989	50.87%	51.93%	0.31%
	2019		0.10%	0.80%	18.46	58.31	98,446	2,772,593	29.73%	30.64%	0.76%
	2018		0.10%	0.80%	14.14	44.63	81,308	2,157,459	-1.04%	-0.35%	0.44%
American Funds Growth-Income Fund - Class 2
	2022		0.10%	0.80%	13.67	57.63	77,057	1,978,351	-17.16%	-16.58%	1.29%
	2021		0.10%	0.80%	16.40	69.08	79,289	2,474,315	23.11%	23.97%	1.15%
	2020		0.10%	0.80%	13.24	55.72	70,165	1,784,980	12.64%	13.43%	1.38%
	2019		0.10%	0.80%	16.67	49.12	69,378	1,598,418	25.13%	26.01%	1.74%
	2018		0.10%	0.80%	13.24	38.98	52,072	1,221,327	-2.57%	-1.88%	1.30%
American Funds International Fund - Class 2
	2022		0.10%	0.80%	9.05	32.90	86,185	1,154,614	-21.42%	-20.86%	1.80%
	2021		0.10%	0.80%	11.45	41.87	68,207	1,333,067	-2.28%	-1.59%	2.46%
	2020		0.10%	0.80%	11.64	42.85	77,923	1,547,120	13.06%	13.86%	0.68%
	2019		0.10%	0.80%	14.91	37.90	74,648	1,335,762	21.90%	22.76%	1.48%
	2018		0.10%	0.80%	12.16	31.09	67,810	1,122,534	-13.83%	-13.22%	1.76%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
BlackRock Global Allocation V.I. Fund - Class I
	2021		0.10%	0.60%	$13.95	$26.36	81,030	$1,704,075	6.04%	6.57%	0.86%
	2020		0.10%	0.60%	23.34	24.74	86,390	1,750,121	20.28%	20.89%	1.35%
	2019		0.10%	0.60%	19.40	20.46	73,416	1,432,675	17.28%	17.87%	1.39%
	2018		0.10%	0.60%	16.55	17.36	66,305	1,102,918	-7.89%	-7.43%	0.95%
ClearBridge Variable Mid Cap Portfolio - Class I
	2022		0.10%	0.10%	17.23	17.23	92	1,585	-25.39%	-25.39%	0.35%
	2021		0.10%	0.10%	23.10	23.10	92	2,121	28.62%	28.62%	0.05%
	2020		0.10%	0.10%	17.96	17.96	92	1,648	15.31%	15.31%	0.29%
	2019		0.10%	0.10%	15.57	15.57	97	1,506	32.84%	32.84%	0.54%
	2018		0.10%	0.10%	11.72	11.72	117	1,366	-12.60%	-12.60%	0.71%
Delaware VIP® Emerging Markets Series - Standard Class
	2022		0.10%	0.80%	9.13	52.81	111,324	1,289,397	-28.16%	-27.66%	4.18%
	2021		0.10%	0.80%	12.63	73.51	89,595	1,509,597	-3.61%	-2.94%	0.31%
	2020		0.10%	0.80%	13.03	76.27	70,011	1,239,574	24.09%	24.96%	0.79%
	2019		0.10%	0.80%	15.12	61.46	67,050	1,151,523	21.65%	22.51%	0.68%
	2018		0.10%	0.80%	12.41	50.52	59,225	916,631	-16.48%	-15.89%	3.26%
Delaware VIP® Small Cap Value Series - Standard Class
	2022		0.10%	0.80%	25.76	74.72	38,809	1,132,844	-12.79%	-12.17%	0.83%
	2021		0.10%	0.80%	29.48	85.68	24,703	1,354,026	33.35%	34.29%	0.83%
	2020		0.10%	0.80%	22.06	64.26	26,738	1,089,065	-2.68%	-2.00%	1.35%
	2019		0.10%	0.80%	22.63	66.03	25,707	1,094,676	27.12%	28.00%	1.06%
	2018		0.10%	0.80%	17.76	51.94	26,497	880,587	-17.38%	-16.79%	0.84%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2020		0.60%	0.60%	15.84	15.84	12,024	190,454	5.08%	5.08%	2.49%
	2019		0.60%	0.60%	15.07	15.07	11,631	175,321	14.00%	14.00%	3.81%
	2018		0.60%	0.60%	13.22	13.22	13,396	177,130	-9.68%	-9.68%	2.11%
DWS Equity 500 Index VIP Portfolio - Class A
	2022		0.20%	0.80%	20.44	54.15	36,139	866,251	-18.99%	-18.51%	1.26%
	2021		0.20%	0.80%	25.09	66.84	20,856	1,127,979	27.38%	28.14%	1.44%
	2020		0.20%	0.80%	19.58	52.48	21,545	909,233	17.16%	17.86%	1.67%
	2019		0.20%	0.80%	16.61	44.79	22,344	801,676	30.14%	30.93%	1.96%
	2018		0.20%	0.80%	12.69	34.42	22,831	624,703	-5.41%	-4.84%	1.80%
DWS Small Cap Index VIP Portfolio - Class A
	2022		0.20%	0.80%	16.66	50.30	14,821	441,029	-21.27%	-20.79%	0.90%
	2021		0.20%	0.80%	21.03	63.88	15,116	555,339	13.59%	14.27%	0.85%
	2020		0.20%	0.80%	18.41	56.24	15,579	504,613	18.48%	19.19%	1.07%
	2019		0.20%	0.80%	15.44	47.47	14,206	386,816	24.23%	24.97%	1.04%
	2018		0.20%	0.80%	12.36	38.21	12,730	270,871	-11.94%	-11.41%	0.98%
Fidelity® VIP Contrafund® Portfolio - Service Class
	2022		0.10%	0.80%	14.34	61.99	50,617	1,958,467	-26.97%	-26.46%	0.42%
	2021		0.10%	0.80%	40.75	84.29	41,976	2,627,937	26.69%	27.58%	0.05%
	2020		0.10%	0.80%	32.10	66.07	52,547	2,448,032	29.39%	30.30%	0.15%
	2019		0.10%	0.80%	24.76	50.82	56,670	2,039,557	30.40%	31.32%	0.37%
	2018		0.10%	0.80%	18.95	38.97	55,893	1,549,869	-7.23%	-6.58%	0.61%
Fidelity® VIP Equity-Income Portfolio - Service Class
	2022		0.80%	0.80%	35.51	44.24	9,206	333,893	-5.84%	-5.84%	1.72%
	2021		0.80%	0.80%	37.71	46.98	9,950	382,367	23.83%	23.83%	1.80%
	2020		0.80%	0.80%	30.45	37.94	10,118	313,586	5.70%	5.70%	1.74%
	2019		0.80%	0.80%	28.81	35.90	10,212	299,158	26.31%	26.31%	1.93%
	2018		0.80%	0.80%	22.81	28.42	10,374	240,320	-9.14%	-9.13%	2.15%
Fidelity® VIP Growth Opportunities Portfolio - Service Class
	2022		0.80%	0.80%	39.15	39.15	1,241	48,595	-38.71%	-38.71%	0.00%
	2021		0.80%	0.80%	63.87	63.87	1,268	81,006	10.93%	10.93%	0.00%
	2020		0.80%	0.80%	57.58	57.58	1,285	74,014	67.15%	67.15%	0.01%
	2019		0.80%	0.80%	34.45	34.45	1,313	45,223	39.58%	39.58%	0.05%
	2018		0.80%	0.80%	24.68	24.68	1,338	33,019	11.45%	11.45%	0.10%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Growth Portfolio - Service Class
	2022		0.10%	0.80%	$24.99	$82.18	19,204	$795,099	-25.13%	-24.60%	0.48%
	2021		0.10%	0.80%	33.18	108.99	16,877	936,469	22.12%	22.95%	0.00%
	2020		0.10%	0.80%	27.02	88.64	7,365	347,575	42.62%	43.60%	0.07%
	2019		0.10%	0.80%	18.84	61.73	9,045	292,187	33.13%	34.05%	0.17%
	2018		0.10%	0.80%	14.07	46.05	9,555	229,577	-1.12%	-0.36%	0.15%
Fidelity® VIP High Income Portfolio - Service Class
	2022		0.80%	0.80%	19.37	19.37	1,381	26,751	-12.26%	-12.26%	4.84%
	2021		0.80%	0.80%	22.07	22.07	1,506	33,249	3.66%	3.66%	5.36%
	2020		0.80%	0.80%	21.29	21.29	1,408	29,984	1.83%	1.83%	5.13%
	2019		0.80%	0.80%	20.91	20.91	1,320	27,606	14.00%	14.00%	5.02%
	2018		0.80%	0.80%	18.34	18.34	1,332	24,423	-4.37%	-4.37%	5.56%
Fidelity® VIP Mid Cap Portfolio - Service Class
	2022		0.10%	0.60%	12.74	52.09	27,640	654,698	-15.36%	-14.94%	0.41%
	2021		0.10%	0.60%	14.99	61.24	28,520	785,502	24.75%	25.38%	0.52%
	2020		0.10%	0.60%	11.97	48.84	29,511	647,145	17.32%	17.92%	0.57%
	2019		0.10%	0.60%	21.88	41.42	27,475	525,366	22.61%	23.23%	0.76%
	2018		0.10%	0.60%	17.85	33.61	21,434	520,344	-15.15%	-14.73%	0.66%
Fidelity® VIP Overseas Portfolio - Service Class
	2022		0.10%	0.80%	24.09	32.47	8,121	201,112	-25.19%	-24.65%	1.00%
	2021		0.10%	0.80%	32.13	43.39	8,027	264,903	18.62%	19.46%	0.45%
	2020		0.10%	0.80%	27.03	36.58	8,154	226,763	14.57%	15.38%	0.36%
	2019		0.10%	0.80%	23.55	31.93	8,281	200,790	26.65%	27.53%	1.68%
	2018		0.10%	0.80%	18.56	25.21	8,409	160,982	-15.57%	-14.99%	0.74%
Franklin Income VIP Fund - Class 1
	2022		0.10%	0.60%	12.31	33.33	47,188	964,753	-5.80%	-5.33%	4.92%
	2021		0.10%	0.60%	13.02	35.21	50,633	1,078,673	16.31%	16.89%	4.65%
	2020		0.10%	0.60%	11.15	30.12	47,491	883,547	0.37%	0.87%	5.72%
	2019		0.10%	0.60%	17.58	29.86	40,842	778,177	15.72%	16.30%	5.41%
	2018		0.10%	0.60%	15.19	25.67	33,923	648,966	-4.67%	-4.19%	4.94%
Franklin Mutual Shares VIP Fund - Class 1
	2022		0.10%	0.60%	11.70	35.88	57,544	824,836	-7.71%	-7.25%	2.10%
	2021		0.10%	0.60%	12.62	38.69	56,372	928,503	18.81%	19.40%	3.07%
	2020		0.10%	0.60%	13.19	32.40	58,083	804,974	-5.42%	-4.94%	3.31%
	2019		0.10%	0.60%	13.89	34.09	39,324	701,861	22.19%	22.80%	2.10%
	2018		0.10%	0.60%	13.57	27.76	38,025	556,632	-9.40%	-8.95%	2.61%
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2022		0.10%	0.80%	18.36	56.66	9,720	293,309	-34.05%	-33.59%	0.00%
	2021		0.10%	0.80%	27.67	85.31	7,754	360,343	9.37%	10.14%	0.00%
	2020		0.10%	0.80%	25.14	77.46	3,431	170,889	54.28%	55.36%	0.00%
	2019		0.10%	0.80%	16.20	49.86	8,200	280,401	30.75%	31.67%	0.00%
	2018		0.10%	0.80%	12.32	37.86	7,412	193,087	-5.91%	-5.25%	0.00%
Invesco V.I. American Franchise Fund - Series I Shares
	2022		0.80%	0.80%	17.47	31.75	19,765	351,554	-31.66%	-31.66%	0.00%
	2021		0.80%	0.80%	25.57	46.45	20,352	529,550	11.03%	11.06%	0.00%
	2020		0.80%	0.80%	23.03	41.83	20,826	487,718	41.22%	41.24%	0.07%
	2019		0.80%	0.80%	16.31	29.61	22,935	379,681	35.67%	35.71%	0.00%
	2018		0.80%	0.80%	12.02	21.82	23,849	290,735	-4.39%	-4.37%	0.00%
Invesco V.I. Core Equity Fund - Series I Shares
	2022		0.80%	0.80%	22.62	22.62	5,484	124,043	-21.18%	-21.18%	0.92%
	2021		0.80%	0.80%	28.70	28.70	5,795	166,301	26.72%	26.72%	0.67%
	2020		0.80%	0.80%	22.65	22.65	5,933	134,361	12.94%	12.94%	1.36%
	2019		0.80%	0.80%	20.05	20.05	5,979	119,881	27.94%	27.94%	0.95%
	2018		0.80%	0.80%	15.67	15.67	6,233	97,690	-10.12%	-10.12%	0.90%
Invesco V.I. EQV International Equity Fund - Series I Shares
	2022		0.80%	0.80%	23.16	37.19	2,366	61,110	-18.96%	-18.96%	1.74%
	2021		0.80%	0.80%	28.57	45.90	2,430	76,940	5.03%	5.05%	1.29%
	2020		0.80%	0.80%	27.20	43.70	2,235	67,556	13.08%	13.10%	2.51%
	2019		0.80%	0.80%	24.05	38.64	2,066	55,403	27.52%	27.55%	1.57%
	2018		0.80%	0.80%	18.86	30.29	2,096	43,756	-15.66%	-15.65%	2.09%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Janus Henderson Balanced Portfolio - Institutional Shares
	2022		0.80%	0.80%	$41.41	$41.41	8,501	$352,028	-17.15%	-17.15%	1.23%
	2021		0.80%	0.80%	49.98	49.98	8,880	443,857	16.26%	16.26%	0.94%
	2020		0.80%	0.80%	42.99	42.99	8,287	356,281	13.40%	13.40%	1.81%
	2019		0.80%	0.80%	37.91	37.91	8,458	320,634	21.61%	21.61%	1.91%
	2018		0.80%	0.80%	31.17	31.17	8,802	274,388	-0.12%	-0.12%	2.20%
Janus Henderson Balanced Portfolio - Service Shares
	2022		0.60%	0.80%	36.54	37.08	1,283	47,062	-17.28%	-17.12%	0.97%
	2021		0.60%	0.80%	44.08	44.82	1,308	57,921	15.96%	16.20%	0.67%
	2020		0.60%	0.80%	37.93	38.65	1,320	50,344	13.11%	13.34%	1.51%
	2019		0.60%	0.80%	33.47	34.17	1,333	44,882	21.31%	21.54%	1.65%
	2018		0.60%	0.80%	27.54	28.17	1,349	37,377	-0.36%	-0.16%	1.79%
Janus Henderson Enterprise Portfolio - Service Shares
	2022		0.80%	0.80%	72.49	87.76	2,846	160,847	-16.83%	-16.82%	0.08%
	2021		0.80%	0.80%	87.14	105.51	2,232	200,840	15.61%	15.61%	0.24%
	2020		0.80%	0.80%	75.38	91.26	2,107	164,508	18.23%	18.24%	0.00%
	2019		0.80%	0.80%	63.75	77.19	2,013	133,488	34.08%	34.09%	0.05%
	2018		0.80%	0.80%	47.55	57.56	1,529	76,742	-1.46%	-1.44%	0.12%
Janus Henderson Global Research Portfolio - Institutional Shares
	2022		0.80%	0.80%	22.74	22.74	9,000	204,690	-20.05%	-20.05%	1.02%
	2021		0.80%	0.80%	28.45	28.45	10,236	291,209	17.15%	17.15%	0.52%
	2020		0.80%	0.80%	24.28	24.28	10,566	256,587	19.10%	19.10%	0.74%
	2019		0.80%	0.80%	20.39	20.39	10,659	217,337	28.02%	28.02%	1.01%
	2018		0.80%	0.80%	15.93	15.93	10,898	173,570	-7.61%	-7.61%	1.14%
Janus Henderson Global Research Portfolio - Service Shares
	2022		0.80%	0.80%	25.07	25.56	945	23,925	-20.25%	-20.25%	0.90%
	2021		0.80%	0.80%	31.44	32.06	952	30,232	16.83%	16.84%	0.36%
	2020		0.80%	0.80%	26.91	27.44	942	25,583	18.81%	18.84%	0.55%
	2019		0.80%	0.80%	22.65	23.09	934	21,344	27.68%	27.72%	0.87%
	2018		0.80%	0.80%	17.73	18.08	920	16,469	-7.85%	-7.80%	0.98%
Janus Henderson Global Technology and Innovation Portfolio - Service Shares
	2022		0.80%	0.80%	22.39	22.39	427	9,571	-37.63%	-37.63%	0.00%
	2021		0.80%	0.80%	35.89	35.89	434	15,573	16.81%	16.81%	0.11%
	2020		0.80%	0.80%	30.73	30.73	568	17,451	49.53%	49.53%	0.00%
	2019		0.80%	0.80%	20.55	20.55	702	14,430	43.66%	43.66%	0.00%
	2018		0.80%	0.80%	14.30	14.30	898	12,841	0.10%	0.10%	0.00%
LVIP Baron Growth Opportunities Fund - Service Class
	2022		0.10%	0.80%	14.46	75.41	41,736	855,463	-26.42%	-25.90%	0.00%
	2021		0.10%	0.80%	19.53	102.48	30,588	1,089,584	17.77%	18.67%	0.00%
	2020		0.10%	0.80%	23.23	87.02	31,492	947,708	33.01%	34.02%	0.00%
	2019		0.10%	0.80%	17.36	65.42	23,742	766,717	35.30%	36.30%	0.00%
	2018		0.10%	0.80%	21.45	48.35	26,152	623,721	-4.70%	-4.05%	0.00%
LVIP Baron Growth Opportunities Fund - Standard Class
	2022		0.60%	0.60%	49.05	49.05	2,816	138,126	-26.09%	-26.09%	0.00%
	2021		0.60%	0.60%	66.36	66.36	2,754	182,778	18.30%	18.30%	0.00%
	2020		0.60%	0.60%	56.09	56.09	2,673	149,921	33.61%	33.61%	0.00%
	2019		0.60%	0.60%	41.98	41.98	2,817	118,245	35.91%	35.91%	0.00%
	2018		0.60%	0.60%	30.89	30.89	2,907	89,810	-4.27%	-4.27%	0.00%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2022		0.10%	0.80%	17.59	41.92	20,508	389,433	-3.06%	-2.38%	2.35%
	2021		0.10%	0.80%	18.10	42.94	20,743	405,515	22.09%	22.95%	2.16%
	2020		0.10%	0.80%	14.80	34.92	20,692	330,913	0.36%	1.02%	2.28%
	2019		0.10%	0.80%	14.72	34.57	17,532	282,974	17.64%	18.47%	2.05%
	2018		0.10%	0.80%	12.49	29.18	14,812	204,497	-8.68%	-8.01%	2.41%
LVIP BlackRock Global Allocation Fund - Standard Class
	2022	6/3/22	0.10%	0.60%	11.80	22.30	90,999	1,487,124	-5.27%	-4.99%	0.39%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Global Real Estate Fund - Standard Class
	2022		0.10%	0.60%	$10.37	$35.00	12,177	$142,458	-29.07%	-28.71%	1.67%
	2021		0.10%	0.60%	14.93	49.10	10,277	176,362	27.25%	27.89%	6.75%
	2020		0.10%	0.60%	11.69	38.39	10,869	145,375	-2.79%	-2.31%	5.76%
	2019		0.10%	0.60%	11.97	39.30	9,399	130,793	24.17%	24.79%	3.59%
	2018		0.10%	0.60%	9.95	31.49	9,583	106,735	-8.89%	-8.44%	3.78%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2022		0.10%	0.60%	12.24	13.04	9,811	122,370	-5.27%	-4.80%	9.11%
	2021		0.10%	0.60%	12.93	13.70	9,701	129,429	4.05%	4.57%	6.85%
	2020		0.10%	0.60%	12.42	13.10	8,937	114,570	4.65%	5.17%	0.16%
	2019		0.10%	0.60%	11.87	12.46	8,610	105,345	5.26%	5.79%	2.30%
	2018		0.10%	0.60%	11.28	11.78	8,051	93,385	-0.32%	0.17%	5.21%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
	2022		0.10%	0.10%	13.61	13.61	1,433	19,496	-16.60%	-16.60%	1.65%
	2021		0.10%	0.10%	16.31	16.31	1,255	20,466	14.55%	14.55%	1.46%
	2020		0.10%	0.10%	14.24	14.24	1,104	15,716	3.24%	3.24%	1.69%
	2019		0.10%	0.10%	13.79	13.79	932	12,858	18.78%	18.78%	2.07%
	2018		0.10%	0.10%	11.61	11.61	762	8,848	-2.86%	-2.86%	2.16%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2022		0.10%	0.80%	21.13	42.50	8,026	188,459	-27.32%	-26.82%	0.00%
	2021		0.10%	0.80%	29.07	58.08	7,889	253,772	29.82%	30.69%	0.00%
	2020		0.10%	0.80%	22.39	44.44	7,841	194,300	22.83%	23.67%	0.37%
	2019		0.10%	0.80%	18.23	35.93	8,104	162,522	18.98%	19.77%	0.71%
	2018		0.10%	0.80%	15.32	30.00	7,885	132,305	-5.08%	-4.43%	0.72%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2022		0.10%	0.60%	18.74	41.70	7,285	126,250	-24.03%	-23.64%	0.00%
	2021		0.10%	0.60%	24.66	54.61	5,363	161,571	12.61%	13.17%	0.00%
	2020		0.10%	0.60%	21.90	48.26	5,391	144,250	26.95%	27.58%	0.00%
	2019		0.10%	0.60%	17.25	37.82	6,264	128,918	24.17%	24.79%	0.00%
	2018		0.10%	0.60%	13.89	30.31	6,800	111,471	-0.24%	0.26%	0.00%
LVIP Delaware Bond Fund - Standard Class
	2022		0.20%	0.80%	10.17	22.98	50,466	884,588	-14.39%	-13.87%	3.17%
	2021		0.20%	0.80%	12.00	26.85	51,570	1,059,523	-2.58%	-2.00%	2.19%
	2020		0.20%	0.80%	12.24	27.56	44,362	954,018	8.99%	9.65%	2.20%
	2019		0.10%	0.80%	11.16	25.29	56,619	1,120,389	8.34%	9.10%	3.10%
	2018		0.10%	0.80%	10.24	23.34	56,654	1,036,496	-1.62%	-0.93%	3.24%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2022		0.10%	0.80%	10.53	11.76	84,334	934,904	-0.70%	0.00%	2.42%
	2021		0.10%	0.80%	10.54	11.76	86,532	962,363	-0.44%	0.30%	1.28%
	2020		0.10%	0.80%	10.88	11.72	73,031	812,874	0.52%	1.26%	1.69%
	2019		0.10%	0.80%	11.03	11.58	63,258	708,257	3.98%	4.50%	2.86%
	2018		0.10%	0.60%	10.61	11.08	58,628	630,913	-0.33%	0.17%	4.00%
LVIP Delaware Diversified Income Fund - Standard Class
	2022		0.10%	0.60%	10.33	19.10	52,214	651,336	-14.37%	-13.94%	3.47%
	2021		0.10%	0.60%	12.02	22.30	49,856	729,492	-1.89%	-1.39%	5.08%
	2020		0.10%	0.60%	12.51	22.73	42,920	643,940	10.37%	10.93%	2.64%
	2019		0.10%	0.60%	11.29	20.59	31,494	550,992	9.77%	10.32%	2.88%
	2018		0.10%	0.60%	10.24	18.76	32,104	513,886	-2.71%	-2.22%	3.16%
LVIP Delaware High Yield Fund - Standard Class
	2022		0.20%	0.80%	12.78	32.47	8,352	221,972	-12.11%	-11.59%	6.14%
	2021		0.20%	0.80%	14.45	36.95	8,824	266,677	4.09%	4.71%	9.30%
	2020		0.20%	0.80%	13.80	35.50	12,964	340,899	6.39%	7.02%	5.84%
	2019		0.20%	0.80%	12.90	33.37	12,798	317,376	15.50%	16.20%	6.53%
	2018		0.20%	0.80%	11.10	28.89	12,922	278,622	-5.23%	-4.67%	5.95%
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
	2022		0.10%	0.80%	10.48	13.39	11,733	150,235	-4.88%	-4.22%	2.45%
	2021		0.10%	0.80%	13.70	13.97	12,481	166,607	-1.47%	-0.77%	1.80%
	2020		0.10%	0.80%	13.68	14.08	10,272	143,881	3.49%	4.20%	1.80%
	2019		0.10%	0.80%	13.20	13.52	9,885	133,085	4.57%	5.10%	2.74%
	2018		0.10%	0.60%	12.62	12.86	13,828	176,422	-0.35%	0.15%	2.71%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Mid Cap Value Fund - Standard Class
	2022		0.60%	0.60%	$27.25	$27.25	512	$13,967	-9.42%	-9.42%	1.54%
	2021		0.60%	0.60%	30.09	30.09	511	15,360	31.15%	31.15%	1.41%
	2020		0.60%	0.60%	22.94	22.94	508	11,643	-0.08%	-0.08%	2.90%
	2019		0.60%	0.60%	22.96	22.96	502	11,535	29.65%	29.65%	0.46%
	2018		0.60%	0.60%	17.71	17.71	1,625	28,780	-15.26%	-15.25%	1.55%
LVIP Delaware REIT Fund - Standard Class
	2022		0.20%	0.80%	11.19	60.99	23,821	530,370	-25.90%	-25.45%	3.29%
	2021		0.20%	0.80%	15.01	82.31	17,097	710,676	41.93%	42.78%	3.21%
	2020		0.20%	0.80%	10.51	57.99	23,471	694,873	-11.12%	-10.59%	1.88%
	2019		0.20%	0.80%	11.75	65.25	19,480	660,617	25.80%	26.56%	2.17%
	2018		0.20%	0.80%	9.29	51.87	22,666	616,147	-7.96%	-7.41%	2.05%
LVIP Delaware SMID Cap Core Fund - Standard Class
	2022		0.20%	0.80%	17.06	63.37	22,665	658,104	-14.42%	-13.90%	0.45%
	2021		0.20%	0.80%	19.82	74.04	15,416	792,747	22.20%	22.93%	1.09%
	2020		0.20%	0.80%	16.12	60.59	25,740	983,986	10.20%	10.86%	0.52%
	2019		0.20%	0.80%	14.54	54.99	24,198	842,793	28.60%	29.37%	0.52%
	2018		0.20%	0.80%	11.24	42.76	23,631	645,803	-12.82%	-12.29%	0.17%
LVIP Delaware Social Awareness Fund - Standard Class
	2022		0.80%	0.80%	41.03	56.50	917	37,697	-20.35%	-20.35%	1.10%
	2021		0.80%	0.80%	51.51	70.94	997	51,444	25.43%	25.43%	0.83%
	2020		0.80%	0.80%	41.07	56.56	1,051	43,276	18.73%	18.73%	1.32%
	2019		0.80%	0.80%	34.59	47.64	1,112	38,538	30.93%	30.93%	2.04%
	2018		0.80%	0.80%	26.42	36.38	1,178	31,219	-5.33%	-5.32%	1.31%
LVIP Delaware U.S. Growth Fund - Standard Class
	2022		0.60%	0.80%	38.84	50.38	5,576	247,036	-28.24%	-28.10%	0.00%
	2021		0.60%	0.80%	54.13	70.21	5,589	347,378	17.16%	17.39%	0.00%
	2020		0.60%	0.80%	46.20	59.93	5,698	302,324	42.98%	43.27%	0.00%
	2019		0.10%	0.80%	32.31	53.84	6,425	248,282	26.23%	27.12%	0.00%
	2018		0.10%	0.80%	22.50	42.35	6,612	199,157	-3.77%	-3.10%	0.00%
LVIP Delaware Value Fund - Standard Class
	2022		0.20%	0.80%	17.12	52.33	15,134	406,699	-4.04%	-3.46%	1.77%
	2021		0.20%	0.80%	17.73	54.54	11,935	464,725	21.44%	22.17%	5.25%
	2020		0.20%	0.80%	14.52	44.91	38,503	965,914	-0.39%	0.21%	2.01%
	2019		0.10%	0.80%	14.49	46.51	35,210	920,993	19.01%	19.85%	1.64%
	2018		0.10%	0.80%	12.10	38.81	32,662	716,857	-3.51%	-2.82%	1.58%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2022		0.10%	0.10%	12.19	12.19	19,036	192,681	-11.24%	-11.24%	3.48%
	2021		0.10%	0.60%	13.03	13.74	15,658	208,250	14.68%	15.25%	3.13%
	2020		0.10%	0.60%	11.36	11.92	14,722	170,453	-6.98%	-6.51%	1.91%
	2019		0.10%	0.60%	12.21	12.75	12,431	154,752	16.11%	16.70%	2.83%
	2018		0.10%	0.60%	10.52	10.93	11,598	124,147	-16.59%	-16.17%	1.91%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2022		0.20%	0.20%	20.45	20.45	3,842	78,592	-15.42%	-15.42%	1.38%
	2021		0.20%	0.20%	24.18	24.18	3,850	93,094	27.29%	27.29%	1.15%
	2020		0.20%	0.20%	19.00	19.00	4,519	85,848	16.17%	16.17%	1.53%
	2019		0.20%	0.20%	16.35	16.35	4,861	79,487	29.85%	29.85%	1.85%
	2018		0.20%	0.20%	12.59	12.59	5,215	65,672	-7.48%	-7.48%	1.50%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2022		0.10%	0.10%	25.17	25.17	20,014	351,389	-14.77%	-14.77%	1.10%
	2021		0.10%	0.60%	28.00	29.53	13,604	390,954	26.93%	27.56%	1.09%
	2020		0.10%	0.60%	22.06	23.15	13,766	310,736	14.61%	15.18%	1.17%
	2019		0.10%	0.60%	19.25	20.10	13,325	261,901	18.86%	19.46%	1.26%
	2018		0.10%	0.60%	16.20	16.82	12,712	209,821	-8.34%	-7.88%	1.02%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
	2022		0.10%	0.10%	30.70	30.70	756	23,204	-12.15%	-12.15%	1.59%
	2021		0.10%	0.10%	34.95	34.95	761	26,603	17.19%	17.19%	1.20%
	2020		0.10%	0.10%	29.82	29.82	765	22,808	12.54%	12.54%	1.09%
	2019		0.10%	0.10%	26.50	26.50	812	21,530	12.67%	12.67%	1.87%
	2018		0.10%	0.10%	23.52	23.52	734	17,260	-9.21%	-9.21%	1.39%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2022		0.10%	0.60%	$20.33	$23.29	8,670	$181,423	-15.90%	-15.48%	2.56%
	2021		0.10%	0.80%	23.38	27.56	9,714	240,500	6.78%	7.53%	3.60%
	2020		0.10%	0.80%	21.90	25.63	9,343	216,207	6.22%	6.97%	2.23%
	2019		0.10%	0.80%	20.61	23.96	9,642	209,441	14.10%	14.90%	2.66%
	2018		0.10%	0.80%	18.07	20.85	9,810	185,933	-5.21%	-4.55%	2.60%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2022		0.10%	0.20%	12.56	25.87	44,314	808,914	-18.84%	-18.76%	2.58%
	2021		0.10%	0.20%	15.47	31.85	42,361	961,550	12.55%	12.66%	3.22%
	2020		0.10%	0.20%	13.75	28.27	41,873	849,583	5.65%	5.75%	2.30%
	2019		0.10%	0.20%	13.01	26.73	40,923	792,020	15.62%	15.74%	2.42%
	2018		0.10%	0.20%	11.25	23.10	39,652	670,472	-6.52%	-6.42%	2.51%
LVIP Global Income Fund - Standard Class
	2022		0.10%	0.60%	9.27	12.18	50,825	500,970	-15.64%	-15.22%	0.00%
	2021		0.10%	0.60%	10.95	14.37	46,044	535,705	-5.66%	-5.18%	3.36%
	2020		0.10%	0.60%	14.30	15.16	38,112	469,212	6.14%	6.68%	1.74%
	2019		0.10%	0.60%	13.47	14.21	29,490	402,720	6.10%	6.63%	2.65%
	2018		0.10%	0.60%	12.70	13.32	27,464	353,579	1.29%	1.80%	4.17%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2022		0.10%	0.60%	10.43	24.57	65,762	1,165,436	-17.87%	-17.46%	2.75%
	2021		0.10%	0.60%	12.65	29.76	63,213	1,364,047	10.16%	10.71%	3.20%
	2020		0.10%	0.60%	13.61	26.88	60,780	1,189,221	5.46%	5.99%	2.21%
	2019		0.10%	0.60%	12.85	25.36	57,169	1,084,637	14.33%	14.90%	2.48%
	2018		0.10%	0.60%	11.20	22.08	55,294	917,804	-6.00%	-5.53%	2.53%
LVIP Government Money Market Fund - Standard Class
	2022		0.10%	0.80%	10.39	11.66	509,709	5,609,428	0.49%	1.20%	2.37%
	2021		0.10%	0.80%	10.28	11.61	27,325	296,055	-0.78%	-0.18%	0.01%
	2020		0.20%	0.80%	10.30	11.70	33,073	361,603	-0.52%	0.08%	0.28%
	2019		0.10%	0.80%	10.29	11.76	40,772	445,201	0.98%	1.59%	1.74%
	2018		0.20%	0.80%	10.13	11.65	24,036	255,707	0.59%	1.19%	1.38%
LVIP JPMorgan High Yield Fund - Standard Class
	2022		0.10%	0.80%	16.44	17.96	12,175	200,322	-10.95%	-10.32%	5.73%
	2021		0.10%	0.80%	18.46	20.03	11,764	224,191	5.59%	6.33%	4.90%
	2020		0.10%	0.80%	17.48	18.84	5,369	97,365	4.68%	5.45%	5.09%
	2019		0.10%	0.80%	17.02	17.87	4,898	84,481	12.30%	12.87%	5.80%
	2018		0.10%	0.60%	15.16	15.83	4,466	68,457	-3.46%	-2.95%	5.69%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2022		0.10%	0.60%	18.93	42.47	3,610	71,724	-9.71%	-9.26%	1.39%
	2021		0.10%	0.60%	20.97	46.80	3,687	81,146	28.30%	28.94%	1.01%
	2020		0.10%	0.60%	16.34	36.30	4,096	70,158	1.34%	1.83%	1.26%
	2019		0.10%	0.60%	16.12	35.65	3,567	60,100	15.47%	16.02%	1.32%
	2018		0.10%	0.60%	13.96	30.73	3,034	44,198	-12.33%	-11.91%	1.20%
LVIP MFS International Growth Fund - Standard Class
	2022		0.10%	0.60%	16.23	35.88	45,401	726,237	-14.80%	-14.37%	1.07%
	2021		0.10%	0.60%	19.04	41.90	44,209	868,766	10.58%	11.13%	0.75%
	2020		0.10%	0.60%	17.22	37.70	27,158	491,890	13.85%	14.42%	1.01%
	2019		0.10%	0.60%	15.13	32.95	24,318	389,853	26.80%	27.44%	1.66%
	2018		0.10%	0.60%	11.93	25.86	21,348	271,079	-8.79%	-8.32%	1.26%
LVIP MFS Value Fund - Standard Class
	2022		0.10%	0.60%	27.18	54.46	20,290	607,081	-6.64%	-6.17%	1.77%
	2021		0.10%	0.60%	29.11	58.04	22,195	704,939	24.71%	25.34%	1.41%
	2020		0.10%	0.60%	23.34	46.30	21,155	540,081	3.04%	3.56%	1.83%
	2019		0.10%	0.60%	22.66	44.71	17,471	438,552	29.07%	29.71%	1.84%
	2018		0.10%	0.60%	17.55	34.47	14,400	285,029	-10.53%	-10.09%	1.85%
LVIP Mondrian International Value Fund - Standard Class
	2022		0.20%	0.80%	12.29	28.85	32,869	528,734	-11.47%	-10.93%	2.84%
	2021		0.20%	0.80%	12.25	32.58	31,952	609,954	10.38%	11.04%	3.57%
	2020		0.20%	0.80%	11.08	29.52	30,747	526,547	-5.73%	-5.16%	2.58%
	2019		0.20%	0.80%	11.73	31.31	27,526	506,601	17.30%	18.01%	3.85%
	2018		0.20%	0.80%	9.98	26.69	28,486	444,854	-12.18%	-11.65%	3.27%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Bond Index Fund - Standard Class
	2022		0.10%	0.60%	$9.89	$13.15	22,987	$243,379	-13.96%	-13.53%	2.11%
	2021		0.10%	0.60%	11.44	15.21	21,867	281,823	-2.56%	-2.07%	1.98%
	2020		0.10%	0.60%	11.70	15.53	18,675	245,630	6.84%	7.38%	2.20%
	2019		0.10%	0.60%	10.91	14.46	17,985	220,189	7.59%	8.13%	2.74%
	2018		0.10%	0.60%	10.10	13.38	21,801	255,979	-0.92%	-0.43%	2.50%
LVIP SSGA Conservative Index Allocation Fund - Standard Class
	2020		0.60%	0.60%	17.77	17.77	199	3,535	11.51%	11.51%	0.92%
	2019		0.60%	0.60%	15.94	15.94	737	11,745	14.14%	14.14%	1.79%
	2018		0.60%	0.60%	13.96	13.96	1,254	17,514	-4.91%	-4.91%	1.92%
LVIP SSGA Developed International 150 Fund - Standard Class
	2022		0.20%	0.80%	11.86	13.45	9,285	112,581	-7.76%	-7.20%	7.90%
	2021		0.20%	0.80%	12.86	14.49	9,061	119,218	12.26%	12.94%	4.53%
	2020		0.20%	0.80%	11.45	12.83	8,891	104,185	-4.86%	-4.29%	2.84%
	2019		0.20%	0.80%	12.04	13.41	8,581	105,423	14.50%	15.19%	4.40%
	2018		0.20%	0.80%	10.51	11.64	8,464	90,753	-15.91%	-15.40%	3.54%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2022		0.10%	0.80%	12.99	28.36	38,188	444,693	-12.54%	-11.92%	10.40%
	2021		0.10%	0.80%	14.76	32.20	31,524	505,596	7.92%	8.68%	5.70%
	2020		0.10%	0.80%	13.60	29.63	30,780	456,184	1.84%	2.55%	3.73%
	2019		0.10%	0.80%	13.27	28.89	29,236	424,971	6.75%	7.50%	3.60%
	2018		0.10%	0.80%	12.36	26.88	31,506	425,862	-12.83%	-12.40%	6.37%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2022		0.10%	0.60%	12.49	26.29	24,801	378,208	-14.84%	-14.41%	4.00%
	2021		0.10%	0.80%	14.67	30.72	23,381	424,869	11.68%	12.47%	5.29%
	2020		0.10%	0.80%	13.11	27.31	22,148	367,619	6.17%	6.91%	1.98%
	2019		0.10%	0.80%	12.32	25.55	20,521	326,875	14.83%	15.64%	2.69%
	2018		0.10%	0.80%	10.71	22.09	18,990	269,351	-8.91%	-8.27%	3.00%
LVIP SSGA International Index Fund - Standard Class
	2022		0.10%	0.20%	13.77	27.19	2,097	36,725	-14.49%	-14.41%	4.56%
	2021		0.10%	0.20%	16.10	31.76	2,101	43,243	10.84%	10.95%	1.62%
	2020		0.10%	0.60%	12.26	28.63	20,906	269,743	7.20%	7.74%	2.55%
	2019		0.10%	0.60%	11.44	26.57	20,415	246,089	20.86%	21.47%	2.67%
	2018		0.10%	0.60%	9.46	21.87	24,246	240,090	-14.22%	-13.79%	2.70%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2022		0.10%	0.10%	9.49	9.49	565	5,366	-16.91%	-16.91%	4.21%
	2021		0.10%	0.10%	11.42	11.42	574	6,560	10.64%	10.64%	0.68%
	2020		0.10%	0.60%	9.94	10.32	14,113	140,454	-1.57%	-1.06%	2.13%
	2019		0.10%	0.60%	10.09	10.44	12,690	128,298	18.08%	18.66%	2.46%
	2018		0.10%	0.60%	8.55	8.79	12,722	108,903	-12.73%	-12.31%	2.35%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2022		0.10%	0.80%	19.40	69.99	30,461	902,067	-10.69%	-10.06%	2.90%
	2021		0.10%	0.80%	21.59	77.82	31,567	1,048,021	30.83%	31.74%	3.51%
	2020		0.10%	0.80%	16.41	59.07	10,933	217,576	2.16%	2.88%	2.86%
	2019		0.10%	0.80%	15.96	57.41	10,427	199,630	26.28%	27.17%	2.77%
	2018		0.10%	0.80%	12.57	45.15	10,237	152,160	-11.82%	-11.20%	2.25%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2022		0.10%	0.80%	18.45	20.11	69,668	1,293,037	-16.09%	-15.50%	2.87%
	2021		0.10%	0.80%	21.98	23.80	67,540	1,492,606	9.51%	10.28%	2.26%
	2020		0.10%	0.80%	20.49	21.58	65,735	1,325,543	13.15%	13.72%	2.33%
	2019		0.10%	0.60%	18.11	18.98	10,508	191,386	17.53%	18.12%	2.44%
	2018		0.10%	0.60%	15.41	16.07	9,321	144,381	-6.83%	-6.36%	2.40%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2022		0.20%	0.20%	11.49	11.49	6,330	72,709	-13.32%	-13.32%	4.90%
	2021		0.20%	0.20%	13.25	13.25	5,857	77,622	11.93%	11.93%	4.99%
	2020		0.60%	0.60%	19.31	19.31	3,457	66,758	9.20%	9.20%	2.66%
	2019		0.60%	0.60%	17.68	17.68	3,516	62,179	15.87%	15.87%	2.70%
	2018		0.60%	0.60%	15.26	15.26	4,284	65,378	-7.68%	-7.68%	2.93%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2022		0.10%	0.60%	$19.75	$21.01	16,769	$342,459	-13.65%	-13.22%	4.96%
	2021		0.10%	0.60%	22.87	24.21	16,447	387,218	13.00%	13.57%	5.51%
	2020		0.10%	0.60%	20.24	21.32	15,285	317,610	8.62%	9.17%	2.93%
	2019		0.10%	0.60%	18.63	19.53	13,855	264,217	16.72%	17.31%	3.26%
	2018		0.10%	0.60%	15.96	16.64	12,135	197,769	-8.75%	-8.29%	3.69%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2022		0.10%	0.60%	20.48	64.73	84,749	2,728,372	-18.80%	-18.39%	1.42%
	2021		0.10%	0.60%	25.12	79.32	84,952	3,655,614	27.65%	28.29%	1.31%
	2020		0.10%	0.60%	19.60	61.82	67,116	2,329,109	17.33%	17.91%	1.65%
	2019		0.10%	0.60%	16.64	52.43	68,042	2,000,330	30.42%	31.07%	1.59%
	2018		0.10%	0.60%	12.71	40.00	80,135	1,803,833	-5.22%	-4.74%	2.51%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2022		0.10%	0.60%	11.37	49.78	25,042	565,977	-21.26%	-20.86%	1.22%
	2021		0.10%	0.60%	20.88	62.90	24,068	691,001	13.87%	14.44%	1.08%
	2020		0.10%	0.60%	18.26	54.96	7,177	197,969	18.48%	19.08%	1.12%
	2019		0.10%	0.60%	15.35	46.16	7,563	172,933	24.27%	24.90%	1.00%
	2018		0.10%	0.60%	12.30	36.95	8,246	149,118	-11.90%	-11.46%	0.96%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2022		0.10%	0.60%	16.65	65.66	2,291	72,777	-12.97%	-12.54%	3.58%
	2021		0.10%	0.60%	19.06	75.07	2,288	83,218	32.86%	33.53%	2.44%
	2020		0.10%	0.60%	14.29	56.22	2,447	64,971	5.35%	5.88%	2.98%
	2019		0.10%	0.60%	13.51	53.10	2,231	56,250	19.11%	19.71%	2.13%
	2018		0.10%	0.60%	11.29	44.36	2,089	43,920	-13.98%	-13.55%	3.14%
LVIP T. Rowe Price 2030 Fund - Standard Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.76%
LVIP T. Rowe Price 2040 Fund - Standard Class
	2022		0.60%	0.60%	16.86	16.86	488	8,220	-18.23%	-18.23%	2.41%
	2021		0.60%	0.60%	20.61	20.61	163	3,350	16.23%	16.23%	3.14%
	2020	1/7/20	0.60%	0.60%	17.74	17.74	77	1,369	15.55%	15.55%	3.12%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2022		0.10%	0.60%	29.59	58.82	3,531	142,274	-41.07%	-40.78%	0.00%
	2021		0.10%	0.60%	50.22	99.33	3,505	240,754	19.75%	20.35%	0.00%
	2020		0.10%	0.60%	41.94	82.53	3,474	200,069	35.65%	36.33%	0.00%
	2019		0.10%	0.60%	30.92	60.54	3,395	145,487	30.27%	30.93%	0.08%
	2018		0.10%	0.60%	23.73	46.24	3,596	116,803	-1.72%	-1.22%	0.18%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2022		0.10%	0.20%	20.10	72.45	9,291	238,208	-24.67%	-24.60%	0.02%
	2021		0.10%	0.20%	26.68	96.08	9,457	320,069	13.62%	13.73%	0.01%
	2020		0.10%	0.20%	23.48	84.48	9,700	287,374	31.43%	31.56%	0.00%
	2019		0.10%	0.20%	17.87	64.21	9,839	221,283	37.12%	37.26%	0.17%
	2018		0.10%	0.60%	13.03	46.78	10,655	176,161	-3.66%	-3.17%	0.38%
LVIP Vanguard Bond Allocation Fund - Standard Class
	2022		0.10%	0.10%	11.17	11.17	6,912	71,096	-13.45%	-13.45%	2.05%
	2021		0.10%	0.60%	12.23	12.90	6,228	77,731	-1.88%	-1.38%	1.50%
	2020		0.10%	0.60%	12.47	13.09	5,315	67,612	5.05%	5.58%	1.63%
	2019		0.10%	0.60%	11.87	12.39	4,832	58,445	6.84%	7.37%	2.59%
	2018		0.10%	0.60%	11.11	11.54	4,301	48,663	-0.75%	-0.25%	2.29%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2022		0.20%	0.20%	14.67	14.67	3,131	45,913	-18.90%	-18.90%	1.27%
	2021		0.60%	0.60%	37.53	37.53	1,593	59,764	24.98%	24.98%	1.21%
	2020		0.60%	0.60%	30.03	30.03	1,786	53,628	19.11%	19.11%	1.38%
	2019		0.60%	0.60%	25.21	25.21	1,941	48,929	29.51%	29.51%	1.59%
	2018		0.60%	0.60%	19.46	19.46	1,956	38,076	-5.50%	-5.50%	1.36%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2022		0.10%	0.60%	13.84	14.67	68,498	875,887	-17.12%	-16.71%	2.63%
	2021		0.10%	0.60%	16.70	17.61	59,554	996,179	7.52%	8.06%	2.87%
	2020		0.10%	0.60%	15.53	16.30	56,141	873,170	10.23%	10.78%	2.36%
	2019		0.10%	0.60%	14.09	14.71	52,833	745,189	21.47%	22.07%	3.18%
	2018		0.10%	0.60%	11.60	12.05	49,463	574,162	-15.22%	-14.79%	2.58%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Wellington Capital Growth Fund - Standard Class
	2022		0.60%	0.80%	$34.99	$36.10	8,952	$217,645	-33.86%	-33.73%	0.00%
	2021		0.60%	0.80%	52.91	54.48	5,524	295,769	16.18%	16.41%	0.00%
	2020		0.60%	0.80%	45.54	46.79	4,928	227,178	41.89%	42.17%	0.00%
	2019		0.60%	0.80%	32.09	32.91	4,836	156,921	40.26%	40.54%	0.00%
	2018		0.60%	0.80%	22.88	23.42	4,753	109,831	0.54%	0.74%	0.00%
LVIP Wellington SMID Cap Value Fund - Standard Class
	2022		0.10%	0.60%	22.53	57.66	10,371	151,610	-10.54%	-10.10%	0.73%
	2021		0.10%	0.80%	24.46	64.14	7,294	187,855	27.18%	28.05%	0.49%
	2020		0.10%	0.80%	19.23	50.09	7,897	158,669	0.96%	1.70%	0.94%
	2019		0.10%	0.80%	19.05	49.25	7,961	157,092	29.55%	30.53%	1.00%
	2018		0.10%	0.80%	14.70	37.73	7,283	110,627	-15.22%	-14.62%	0.78%
MFS® VIT Growth Series - Initial Class
	2022		0.10%	0.80%	39.07	69.50	11,838	479,661	-32.18%	-31.70%	0.00%
	2021		0.10%	0.80%	57.61	105.85	9,870	676,245	22.55%	23.41%	0.00%
	2020		0.10%	0.80%	47.01	86.37	9,999	557,062	30.81%	31.72%	0.00%
	2019		0.10%	0.80%	35.94	66.03	10,772	456,522	37.05%	38.01%	0.00%
	2018		0.10%	0.80%	23.90	48.18	11,751	358,055	1.85%	2.57%	0.06%
MFS® VIT Total Return Series - Initial Class
	2022		0.10%	0.80%	15.02	34.53	8,611	247,713	-10.30%	-9.67%	1.71%
	2021		0.10%	0.80%	16.65	38.50	8,350	282,700	13.21%	14.00%	1.80%
	2020		0.10%	0.80%	14.62	34.00	8,241	246,116	8.94%	9.70%	2.28%
	2019		0.10%	0.80%	13.34	31.21	8,104	223,245	19.42%	20.26%	2.34%
	2018		0.10%	0.80%	11.10	26.14	8,077	186,162	-6.36%	-5.70%	2.22%
MFS® VIT Utilities Series - Initial Class
	2022		0.10%	0.80%	17.67	78.58	24,676	787,309	-0.05%	0.65%	2.31%
	2021		0.10%	0.80%	17.58	78.62	24,270	903,891	13.18%	13.98%	1.77%
	2020		0.10%	0.80%	15.44	69.46	23,298	766,307	5.06%	5.80%	2.51%
	2019		0.10%	0.80%	14.60	66.12	21,767	696,182	24.07%	24.94%	3.97%
	2018		0.10%	0.80%	11.70	53.29	22,390	587,312	0.25%	0.96%	1.11%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.02%
	2018		0.80%	0.80%	26.97	26.97	1,005	27,110	-1.83%	-1.83%	1.18%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2022		0.20%	0.80%	18.68	60.94	32,454	937,618	-29.30%	-28.88%	0.00%
	2021		0.20%	0.80%	26.26	86.21	24,068	1,363,816	12.09%	12.77%	0.00%
	2020		0.20%	0.80%	23.29	76.91	24,594	1,242,069	38.87%	39.70%	0.00%
	2019		0.20%	0.80%	16.67	55.38	25,503	921,679	31.69%	32.48%	0.00%
	2018		0.20%	0.80%	12.58	42.05	26,080	714,254	-7.15%	-6.59%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2022		0.20%	0.80%	14.87	45.68	1,920	54,122	-10.47%	-9.94%	0.58%
	2021		0.20%	0.80%	16.52	51.02	2,024	65,644	31.71%	32.53%	0.58%
	2020		0.20%	0.80%	12.46	38.73	2,376	56,919	-3.44%	-2.81%	1.28%
	2019		0.20%	0.80%	12.82	40.09	2,078	51,526	15.81%	16.51%	0.70%
	2018		0.20%	0.80%	11.01	34.62	2,216	47,147	-15.95%	-15.45%	0.65%
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2022		0.80%	0.80%	38.61	38.61	836	32,271	-19.10%	-19.10%	0.43%
	2021		0.80%	0.80%	47.72	47.72	859	41,002	22.49%	22.49%	0.37%
	2020		0.80%	0.80%	38.96	38.96	916	35,697	18.61%	18.61%	0.60%
	2019	4/30/19	0.80%	0.80%	32.85	32.85	974	32,004	8.82%	8.82%	0.41%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
	2022		0.10%	0.20%	12.91	13.54	30,448	407,609	8.40%	8.51%	22.27%
	2021		0.10%	0.60%	11.16	12.49	37,502	452,693	32.54%	33.21%	4.09%
	2020		0.10%	0.60%	8.42	8.93	56,326	502,756	0.75%	1.25%	6.48%
	2019		0.10%	0.60%	8.36	8.82	52,415	443,120	10.76%	11.32%	4.55%
	2018		0.10%	0.60%	7.55	7.92	49,300	375,733	-14.65%	-14.22%	2.07%

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Putnam VT Large Cap Value Fund - Class IB
	2022		0.80%	0.80%	$35.71	$35.71	847	$30,249	-3.90%	-3.90%	1.48%
	2021		0.80%	0.80%	37.16	37.16	888	33,009	26.29%	26.29%	1.20%
	2020		0.80%	0.80%	29.43	29.43	921	27,101	4.96%	4.96%	1.71%
	2019		0.80%	0.80%	28.04	28.04	952	26,700	29.36%	29.36%	1.99%
	2018		0.80%	0.80%	21.67	21.67	980	21,240	-9.22%	-9.22%	0.69%
Templeton Foreign VIP Fund - Class 2
	2022		0.80%	0.80%	16.91	16.91	4,092	69,176	-8.34%	-8.34%	3.10%
	2021		0.80%	0.80%	18.44	18.44	4,439	81,877	3.33%	3.33%	1.84%
	2020		0.80%	0.80%	17.85	17.85	4,367	77,948	-1.95%	-1.95%	3.45%
	2019		0.80%	0.80%	18.20	18.20	4,276	77,830	11.63%	11.63%	1.72%
	2018		0.80%	0.80%	16.31	16.31	4,262	69,493	-16.12%	-16.12%	2.39%
Templeton Global Bond VIP Fund - Class 1
	2022		0.10%	0.80%	15.28	17.83	6,731	116,090	-5.61%	-4.94%	0.00%
	2021		0.10%	0.80%	16.08	18.85	6,840	124,851	-5.39%	-4.72%	0.00%
	2020		0.10%	0.80%	16.87	19.89	5,683	109,185	-5.89%	-5.17%	8.59%
	2019		0.10%	0.80%	17.79	21.07	6,974	137,498	1.65%	2.15%	7.15%
	2018		0.10%	0.60%	17.42	20.73	6,305	122,705	1.60%	2.11%	0.00%
Templeton Growth VIP Fund - Class 1
	2022		0.20%	0.80%	12.96	26.33	8,595	142,250	-12.03%	-11.50%	0.53%
	2021		0.20%	0.80%	14.65	29.93	7,811	147,409	4.42%	5.05%	1.31%
	2020		0.20%	0.80%	13.94	28.66	7,570	137,125	5.14%	5.77%	3.26%
	2019		0.20%	0.80%	13.18	27.26	7,300	125,120	14.51%	15.20%	3.12%
	2018		0.20%	0.80%	11.44	23.80	6,403	95,482	-15.30%	-14.78%	2.24%
Templeton Growth VIP Fund - Class 2
	2022		0.80%	0.80%	24.34	24.34	873	21,248	-12.21%	-12.21%	0.16%
	2021		0.80%	0.80%	27.72	27.72	892	24,728	4.04%	4.04%	1.11%
	2020		0.80%	0.80%	26.65	26.65	866	23,076	4.96%	4.96%	2.98%
	2019		0.80%	0.80%	25.39	25.39	801	20,327	14.24%	14.24%	2.74%
	2018		0.80%	0.80%	22.23	22.23	729	16,204	-15.53%	-15.53%	1.99%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received; thereby, a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

3. Financial Highlights (continued)

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2022:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Growth and Income Portfolio - Class A	$121,459	$21,606
AB VPS International Value Portfolio - Class A	8,506	4,293
AB VPS Large Cap Growth Portfolio - Class A	28,739	2,096
AB VPS Small/Mid Cap Value Portfolio - Class A	206,388	44,777
AB VPS Sustainable Global Thematic Portfolio - Class A	87,422	13,541
American Century VP Balanced Fund - Class I	69,962	5,015
American Century VP Inflation Protection Fund - Class I	19,087	17,586
American Funds Global Growth Fund - Class 2	486,543	68,346
American Funds Global Small Capitalization Fund - Class 2	148,715	5,338
American Funds Growth Fund - Class 2	775,797	131,317
American Funds Growth-Income Fund - Class 2	270,760	138,227
American Funds International Fund - Class 2	316,147	26,170
BlackRock Global Allocation V.I. Fund - Class I	36,343	1,555,429
ClearBridge Variable Mid Cap Portfolio - Class I	111	1
Delaware VIP® Emerging Markets Series - Standard Class	309,401	45,751
Delaware VIP® Small Cap Value Series - Standard Class	103,200	70,763
DWS Equity 500 Index VIP Portfolio - Class A	73,900	64,639
DWS Small Cap Index VIP Portfolio - Class A	103,996	19,629
Fidelity® VIP Contrafund® Portfolio - Service Class	210,249	75,530
Fidelity® VIP Equity-Income Portfolio - Service Class	19,228	31,023
Fidelity® VIP Growth Opportunities Portfolio - Service Class	12,038	2,447
Fidelity® VIP Growth Portfolio - Service Class	196,670	38,070
Fidelity® VIP High Income Portfolio - Service Class	2,670	3,866
Fidelity® VIP Mid Cap Portfolio - Service Class	71,747	39,622
Fidelity® VIP Overseas Portfolio - Service Class	12,926	7,783
Franklin Income VIP Fund - Class 1	99,372	91,949
Franklin Mutual Shares VIP Fund - Class 1	148,980	78,471
Franklin Small-Mid Cap Growth VIP Fund - Class 1	147,925	15,705
Invesco V.I. American Franchise Fund - Series I Shares	135,519	46,664
Invesco V.I. Core Equity Fund - Series I Shares	26,102	12,035
Invesco V.I. EQV International Equity Fund - Series I Shares	10,441	3,976
Janus Henderson Balanced Portfolio - Institutional Shares	17,954	20,961
Janus Henderson Balanced Portfolio - Service Shares	2,231	1,529
Janus Henderson Enterprise Portfolio - Service Shares	31,084	8,325
Janus Henderson Global Research Portfolio - Institutional Shares	29,421	35,816
Janus Henderson Global Research Portfolio - Service Shares	3,480	679
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	2,756	767
LVIP Baron Growth Opportunities Fund - Service Class	187,619	69,767
LVIP Baron Growth Opportunities Fund - Standard Class	17,769	5,277
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	70,857	30,855
LVIP BlackRock Global Allocation Fund - Standard Class	1,636,700	27,587
LVIP BlackRock Global Real Estate Fund - Standard Class	27,332	4,123
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	20,013	9,453
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	4,204	967

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	$35,110	$3,592
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	24,396	9,479
LVIP Delaware Bond Fund - Standard Class	61,220	62,962
LVIP Delaware Diversified Floating Rate Fund - Standard Class	87,284	92,568
LVIP Delaware Diversified Income Fund - Standard Class	71,303	24,013
LVIP Delaware High Yield Fund - Standard Class	18,507	18,605
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	12,720	18,402
LVIP Delaware Mid Cap Value Fund - Standard Class	868	227
LVIP Delaware REIT Fund - Standard Class	51,235	37,464
LVIP Delaware SMID Cap Core Fund - Standard Class	44,008	48,842
LVIP Delaware Social Awareness Fund - Standard Class	6,641	5,338
LVIP Delaware U.S. Growth Fund - Standard Class	58,949	10,801
LVIP Delaware Value Fund - Standard Class	42,004	46,695
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	27,507	13,485
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	8,219	3,358
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	56,335	20,697
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,458	192
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	23,301	27,285
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	156,348	30,716
LVIP Global Income Fund - Standard Class	65,502	19,218
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	209,335	37,822
LVIP Government Money Market Fund - Standard Class	5,395,655	82,190
LVIP JPMorgan High Yield Fund - Standard Class	27,960	16,845
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	15,620	7,567
LVIP MFS International Growth Fund - Standard Class	120,847	76,452
LVIP MFS Value Fund - Standard Class	79,232	94,850
LVIP Mondrian International Value Fund - Standard Class	35,327	37,515
LVIP SSGA Bond Index Fund - Standard Class	27,179	21,819
LVIP SSGA Developed International 150 Fund - Standard Class	14,020	4,394
LVIP SSGA Emerging Markets 100 Fund - Standard Class	67,400	23,473
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	65,134	27,251
LVIP SSGA International Index Fund - Standard Class	3,882	2,599
LVIP SSGA International Managed Volatility Fund - Standard Class	224	84
LVIP SSGA Large Cap 100 Fund - Standard Class	193,643	152,524
LVIP SSGA Moderate Index Allocation Fund - Standard Class	110,807	14,031
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	13,889	2,259
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	57,921	22,130
LVIP SSGA S&P 500 Index Fund - Standard Class	3,024,254	3,025,405
LVIP SSGA Small-Cap Index Fund - Standard Class	119,438	29,696
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	10,680	5,469
LVIP T. Rowe Price 2040 Fund - Standard Class	6,238	64
LVIP T. Rowe Price Growth Stock Fund - Standard Class	30,540	2,698
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	44,667	15,397
LVIP Vanguard Bond Allocation Fund - Standard Class	13,423	6,118
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	3,268	5,897
LVIP Vanguard International Equity ETF Fund - Standard Class	87,520	19,118
LVIP Wellington Capital Growth Fund - Standard Class	78,702	10,628
LVIP Wellington SMID Cap Value Fund - Standard Class	21,828	21,026
MFS® VIT Growth Series - Initial Class	102,110	22,390
MFS® VIT Total Return Series - Initial Class	34,810	17,182
MFS® VIT Utilities Series - Initial Class	70,937	145,882
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	206,861	53,229
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	12,092	9,297
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	3,367	1,147
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	129,946	146,802
Putnam VT Large Cap Value Fund - Class IB	3,097	1,706
Templeton Foreign VIP Fund - Class 2	5,387	9,717
Templeton Global Bond VIP Fund - Class 1	9,364	12,443
Templeton Growth VIP Fund - Class 1	19,388	6,501
Templeton Growth VIP Fund - Class 2	1,300	1,885

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2022:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Growth and Income Portfolio - Class A	21,441	$29.00	$621,788	$578,841
AB VPS International Value Portfolio - Class A	4,861	12.95	62,955	67,289
AB VPS Large Cap Growth Portfolio - Class A	3,168	58.90	186,597	180,358
AB VPS Small/Mid Cap Value Portfolio - Class A	51,914	16.62	862,812	885,026
AB VPS Sustainable Global Thematic Portfolio - Class A	17,299	30.42	526,237	457,054
American Century VP Balanced Fund - Class I	59,059	6.70	395,694	459,630
American Century VP Inflation Protection Fund - Class I	19,029	9.40	178,874	200,308
American Funds Global Growth Fund - Class 2	62,860	29.79	1,872,593	1,990,559
American Funds Global Small Capitalization Fund - Class 2	18,196	15.30	278,395	380,761
American Funds Growth Fund - Class 2	40,453	75.40	3,050,138	3,224,570
American Funds Growth-Income Fund - Class 2	40,000	49.46	1,978,378	1,913,178
American Funds International Fund - Class 2	75,813	15.23	1,154,626	1,383,733
ClearBridge Variable Mid Cap Portfolio - Class I	78	20.36	1,585	1,652
Delaware VIP® Emerging Markets Series - Standard Class	65,452	19.70	1,289,409	1,557,341
Delaware VIP® Small Cap Value Series - Standard Class	30,568	37.06	1,132,865	999,326
DWS Equity 500 Index VIP Portfolio - Class A	37,713	22.97	866,267	738,117
DWS Small Cap Index VIP Portfolio - Class A	36,389	12.12	441,037	531,410
Fidelity® VIP Contrafund® Portfolio - Service Class	52,046	37.63	1,958,498	1,804,005
Fidelity® VIP Equity-Income Portfolio - Service Class	14,281	23.38	333,900	310,418
Fidelity® VIP Growth Opportunities Portfolio - Service Class	1,189	40.87	48,596	42,355
Fidelity® VIP Growth Portfolio - Service Class	11,202	70.98	795,111	1,034,392
Fidelity® VIP High Income Portfolio - Service Class	6,122	4.37	26,752	32,815
Fidelity® VIP Mid Cap Portfolio - Service Class	20,301	32.25	654,705	690,506
Fidelity® VIP Overseas Portfolio - Service Class	9,320	21.58	201,116	173,204
Franklin Income VIP Fund - Class 1	62,688	15.39	964,761	987,700
Franklin Mutual Shares VIP Fund - Class 1	53,113	15.53	824,843	922,770
Franklin Small-Mid Cap Growth VIP Fund - Class 1	21,856	13.42	293,314	447,319
Invesco V.I. American Franchise Fund - Series I Shares	8,206	42.84	351,562	430,654
Invesco V.I. Core Equity Fund - Series I Shares	5,053	24.55	124,046	150,129
Invesco V.I. EQV International Equity Fund - Series I Shares	2,112	28.94	61,111	69,601
Janus Henderson Balanced Portfolio - Institutional Shares	8,799	40.01	352,036	269,986
Janus Henderson Balanced Portfolio - Service Shares	1,108	42.47	47,063	34,406
Janus Henderson Enterprise Portfolio - Service Shares	2,562	62.78	160,850	175,104
Janus Henderson Global Research Portfolio - Institutional Shares	4,092	50.02	204,695	160,144
Janus Henderson Global Research Portfolio - Service Shares	494	48.41	23,926	19,948
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	919	10.41	9,571	10,013
LVIP Baron Growth Opportunities Fund - Service Class	13,784	62.06	855,473	863,673
LVIP Baron Growth Opportunities Fund - Standard Class	2,126	64.98	138,128	102,236
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	18,908	20.60	389,439	367,530
LVIP BlackRock Global Allocation Fund - Standard Class	143,063	10.40	1,487,141	1,600,423
LVIP BlackRock Global Real Estate Fund - Standard Class	20,843	6.84	142,459	179,857
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	13,728	8.91	122,371	139,624
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	1,712	11.39	19,496	21,427
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	5,566	33.86	188,463	166,427
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	7,575	16.67	126,251	128,015
LVIP Delaware Bond Fund - Standard Class	77,393	11.43	884,605	1,053,138
LVIP Delaware Diversified Floating Rate Fund - Standard Class	96,572	9.68	934,914	970,662
LVIP Delaware Diversified Income Fund - Standard Class	74,558	8.74	651,341	806,038
LVIP Delaware High Yield Fund - Standard Class	55,314	4.01	221,976	283,037
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	16,378	9.17	150,236	162,022
LVIP Delaware Mid Cap Value Fund - Standard Class	351	39.84	13,967	12,731
LVIP Delaware REIT Fund - Standard Class	43,902	12.08	530,379	552,010
LVIP Delaware SMID Cap Core Fund - Standard Class	28,131	23.40	658,116	657,842
LVIP Delaware Social Awareness Fund - Standard Class	984	38.31	37,698	36,833
LVIP Delaware U.S. Growth Fund - Standard Class	34,692	7.12	247,040	335,923
LVIP Delaware Value Fund - Standard Class	15,652	25.98	406,706	406,468
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	21,505	8.96	192,682	210,635
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	2,145	36.65	78,592	64,297
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	18,185	19.32	351,390	344,575

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	615	$37.71	$23,204	$20,184
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	16,222	11.18	181,425	216,077
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	72,367	11.18	808,917	998,984
LVIP Global Income Fund - Standard Class	54,142	9.25	500,973	622,068
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	100,305	11.62	1,165,443	1,420,579
LVIP Government Money Market Fund - Standard Class	560,952	10.00	5,609,520	5,609,520
LVIP JPMorgan High Yield Fund - Standard Class	21,920	9.14	200,325	232,205
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	4,113	17.44	71,725	61,415
LVIP MFS International Growth Fund - Standard Class	40,950	17.74	726,247	769,564
LVIP MFS Value Fund - Standard Class	11,945	50.82	607,089	493,157
LVIP Mondrian International Value Fund - Standard Class	37,045	14.27	528,742	594,340
LVIP SSGA Bond Index Fund - Standard Class	24,906	9.77	243,381	276,532
LVIP SSGA Developed International 150 Fund - Standard Class	15,956	7.06	112,583	131,244
LVIP SSGA Emerging Markets 100 Fund - Standard Class	64,552	6.89	444,698	550,655
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	37,614	10.06	378,213	442,934
LVIP SSGA International Index Fund - Standard Class	4,001	9.18	36,725	36,492
LVIP SSGA International Managed Volatility Fund - Standard Class	646	8.30	5,366	5,509
LVIP SSGA Large Cap 100 Fund - Standard Class	75,519	11.95	902,080	1,094,562
LVIP SSGA Moderate Index Allocation Fund - Standard Class	88,864	14.55	1,293,064	1,361,604
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	6,390	11.38	72,709	92,777
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	28,786	11.90	342,462	385,304
LVIP SSGA S&P 500 Index Fund - Standard Class	124,876	21.85	2,728,411	2,673,862
LVIP SSGA Small-Cap Index Fund - Standard Class	20,703	27.34	565,985	739,432
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	6,804	10.70	72,778	85,442
LVIP T. Rowe Price 2040 Fund - Standard Class	817	10.07	8,220	9,044
LVIP T. Rowe Price Growth Stock Fund - Standard Class	4,074	34.92	142,275	151,313
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	10,018	23.78	238,209	254,620
LVIP Vanguard Bond Allocation Fund - Standard Class	7,916	8.98	71,096	81,041
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	1,778	25.82	45,913	44,446
LVIP Vanguard International Equity ETF Fund - Standard Class	83,762	10.46	875,899	953,550
LVIP Wellington Capital Growth Fund - Standard Class	5,167	42.13	217,649	246,485
LVIP Wellington SMID Cap Value Fund - Standard Class	6,123	24.76	151,611	164,502
MFS® VIT Growth Series - Initial Class	9,989	48.02	479,668	469,362
MFS® VIT Total Return Series - Initial Class	11,014	22.49	247,716	251,344
MFS® VIT Utilities Series - Initial Class	21,677	36.32	787,318	673,141
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	41,599	22.54	937,635	1,036,095
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	3,561	15.20	54,123	52,492
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	1,204	26.80	32,272	31,487
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	59,160	6.89	407,611	427,730
Putnam VT Large Cap Value Fund - Class IB	1,117	27.07	30,250	26,486
Templeton Foreign VIP Fund - Class 2	5,684	12.17	69,178	76,892
Templeton Global Bond VIP Fund - Class 1	8,828	13.15	116,092	142,191
Templeton Growth VIP Fund - Class 1	13,587	10.47	142,252	163,168
Templeton Growth VIP Fund - Class 2	2,075	10.24	21,248	23,706

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2022, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income Portfolio - Class A	476	(587)	(111)
AB VPS International Value Portfolio - Class A	447	(396)	51
AB VPS Large Cap Growth Portfolio - Class A	100	(9)	91
AB VPS Small/Mid Cap Value Portfolio - Class A	2,729	(2,137)	592
AB VPS Sustainable Global Thematic Portfolio - Class A	986	(400)	586
American Century VP Balanced Fund - Class I	—	(171)	(171)
American Century VP Inflation Protection Fund - Class I	561	(1,080)	(519)
American Funds Global Growth Fund - Class 2	12,155	(3,049)	9,106
American Funds Global Small Capitalization Fund - Class 2	3,699	(147)	3,552
American Funds Growth Fund - Class 2	35,123	(3,515)	31,608

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Growth-Income Fund - Class 2	2,450	(4,682)	(2,232)
American Funds International Fund - Class 2	19,222	(1,244)	17,978
BlackRock Global Allocation V.I. Fund - Class I	6,564	(87,594)	(81,030)
Delaware VIP® Emerging Markets Series - Standard Class	24,887	(3,158)	21,729
Delaware VIP® Small Cap Value Series - Standard Class	16,085	(1,979)	14,106
DWS Equity 500 Index VIP Portfolio - Class A	16,761	(1,478)	15,283
DWS Small Cap Index VIP Portfolio - Class A	520	(815)	(295)
Fidelity® VIP Contrafund® Portfolio - Service Class	10,891	(2,250)	8,641
Fidelity® VIP Equity-Income Portfolio - Service Class	37	(781)	(744)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	17	(44)	(27)
Fidelity® VIP Growth Portfolio - Service Class	3,122	(795)	2,327
Fidelity® VIP High Income Portfolio - Service Class	60	(185)	(125)
Fidelity® VIP Mid Cap Portfolio - Service Class	1,064	(1,944)	(880)
Fidelity® VIP Overseas Portfolio - Service Class	335	(241)	94
Franklin Income VIP Fund - Class 1	1,861	(5,306)	(3,445)
Franklin Mutual Shares VIP Fund - Class 1	6,243	(5,071)	1,172
Franklin Small-Mid Cap Growth VIP Fund - Class 1	2,398	(432)	1,966
Invesco V.I. American Franchise Fund - Series I Shares	1,454	(2,041)	(587)
Invesco V.I. Core Equity Fund - Series I Shares	137	(448)	(311)
Invesco V.I. EQV International Equity Fund - Series I Shares	79	(143)	(64)
Janus Henderson Balanced Portfolio - Institutional Shares	38	(417)	(379)
Janus Henderson Balanced Portfolio - Service Shares	7	(32)	(25)
Janus Henderson Enterprise Portfolio - Service Shares	791	(177)	614
Janus Henderson Global Research Portfolio - Institutional Shares	117	(1,353)	(1,236)
Janus Henderson Global Research Portfolio - Service Shares	11	(18)	(7)
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	21	(28)	(7)
LVIP Baron Growth Opportunities Fund - Service Class	15,134	(3,986)	11,148
LVIP Baron Growth Opportunities Fund - Standard Class	149	(87)	62
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	1,352	(1,587)	(235)
LVIP BlackRock Global Allocation Fund - Standard Class	92,652	(1,653)	90,999
LVIP BlackRock Global Real Estate Fund - Standard Class	2,136	(236)	1,900
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	765	(655)	110
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	245	(67)	178
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	214	(77)	137
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	2,500	(578)	1,922
LVIP Delaware Bond Fund - Standard Class	2,003	(3,107)	(1,104)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	5,991	(8,189)	(2,198)
LVIP Delaware Diversified Income Fund - Standard Class	3,853	(1,495)	2,358
LVIP Delaware High Yield Fund - Standard Class	192	(664)	(472)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	688	(1,436)	(748)
LVIP Delaware Mid Cap Value Fund - Standard Class	7	(6)	1
LVIP Delaware REIT Fund - Standard Class	7,820	(1,096)	6,724
LVIP Delaware SMID Cap Core Fund - Standard Class	8,289	(1,040)	7,249
LVIP Delaware Social Awareness Fund - Standard Class	34	(114)	(80)
LVIP Delaware U.S. Growth Fund - Standard Class	163	(176)	(13)
LVIP Delaware Value Fund - Standard Class	4,977	(1,778)	3,199
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	5,149	(1,771)	3,378
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	146	(154)	(8)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	7,500	(1,090)	6,410
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	—	(5)	(5)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	212	(1,256)	(1,044)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	3,294	(1,341)	1,953
LVIP Global Income Fund - Standard Class	6,574	(1,793)	4,781
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	4,490	(1,941)	2,549
LVIP Government Money Market Fund - Standard Class	491,329	(8,945)	482,384
LVIP JPMorgan High Yield Fund - Standard Class	1,371	(960)	411
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	276	(353)	(77)
LVIP MFS International Growth Fund - Standard Class	5,758	(4,566)	1,192
LVIP MFS Value Fund - Standard Class	1,441	(3,346)	(1,905)
LVIP Mondrian International Value Fund - Standard Class	3,088	(2,171)	917
LVIP SSGA Bond Index Fund - Standard Class	2,930	(1,810)	1,120
LVIP SSGA Developed International 150 Fund - Standard Class	495	(271)	224
LVIP SSGA Emerging Markets 100 Fund - Standard Class	8,242	(1,578)	6,664

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	2,858	(1,438)	1,420
LVIP SSGA International Index Fund - Standard Class	167	(171)	(4)
LVIP SSGA International Managed Volatility Fund - Standard Class	—	(9)	(9)
LVIP SSGA Large Cap 100 Fund - Standard Class	3,363	(4,469)	(1,106)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	2,377	(249)	2,128
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	650	(177)	473
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	1,341	(1,019)	322
LVIP SSGA S&P 500 Index Fund - Standard Class	78,317	(78,520)	(203)
LVIP SSGA Small-Cap Index Fund - Standard Class	2,117	(1,143)	974
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	173	(170)	3
LVIP T. Rowe Price 2040 Fund - Standard Class	327	(2)	325
LVIP T. Rowe Price Growth Stock Fund - Standard Class	62	(36)	26
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	513	(679)	(166)
LVIP Vanguard Bond Allocation Fund - Standard Class	1,255	(571)	684
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	1,669	(131)	1,538
LVIP Vanguard International Equity ETF Fund - Standard Class	10,153	(1,209)	8,944
LVIP Wellington Capital Growth Fund - Standard Class	4,016	(588)	3,428
LVIP Wellington SMID Cap Value Fund - Standard Class	4,033	(956)	3,077
MFS® VIT Growth Series - Initial Class	2,505	(537)	1,968
MFS® VIT Total Return Series - Initial Class	871	(610)	261
MFS® VIT Utilities Series - Initial Class	4,962	(4,556)	406
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	9,601	(1,215)	8,386
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	147	(251)	(104)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	—	(23)	(23)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	5,893	(12,947)	(7,054)
Putnam VT Large Cap Value Fund - Class IB	—	(41)	(41)
Templeton Foreign VIP Fund - Class 2	189	(536)	(347)
Templeton Global Bond VIP Fund - Class 1	565	(674)	(109)
Templeton Growth VIP Fund - Class 1	1,094	(310)	784
Templeton Growth VIP Fund - Class 2	51	(70)	(19)

The change in units outstanding for the year ended December 31, 2021, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income Portfolio - Class A	294	(624)	(330)
AB VPS International Value Portfolio - Class A	743	(1,062)	(319)
AB VPS Large Cap Growth Portfolio - Class A	71	(7)	64
AB VPS Small/Mid Cap Value Portfolio - Class A	1,712	(11,259)	(9,547)
AB VPS Sustainable Global Thematic Portfolio - Class A	613	(479)	134
American Century VP Balanced Fund - Class I	—	(113)	(113)
American Century VP Inflation Protection Fund - Class I	1,360	(270)	1,090
American Funds Global Growth Fund - Class 2	5,698	(4,278)	1,420
American Funds Global Small Capitalization Fund - Class 2	809	(602)	207
American Funds Growth Fund - Class 2	3,548	(4,720)	(1,172)
American Funds Growth-Income Fund - Class 2	12,185	(3,061)	9,124
American Funds International Fund - Class 2	6,313	(16,029)	(9,716)
BlackRock Global Allocation V.I. Fund - Class I	10,426	(15,786)	(5,360)
Delaware VIP® Emerging Markets Series - Standard Class	21,881	(2,297)	19,584
Delaware VIP® Small Cap Value Series - Standard Class	422	(2,457)	(2,035)
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(12,024)	(12,024)
DWS Equity 500 Index VIP Portfolio - Class A	405	(1,094)	(689)
DWS Small Cap Index VIP Portfolio - Class A	929	(1,392)	(463)
Fidelity® VIP Contrafund® Portfolio - Service Class	3,932	(14,503)	(10,571)
Fidelity® VIP Equity-Income Portfolio - Service Class	44	(212)	(168)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	11	(28)	(17)
Fidelity® VIP Growth Portfolio - Service Class	14,712	(5,200)	9,512
Fidelity® VIP High Income Portfolio - Service Class	184	(86)	98
Fidelity® VIP Mid Cap Portfolio - Service Class	1,067	(2,058)	(991)
Fidelity® VIP Overseas Portfolio - Service Class	124	(251)	(127)
Franklin Income VIP Fund - Class 1	4,154	(1,012)	3,142
Franklin Mutual Shares VIP Fund - Class 1	3,981	(5,692)	(1,711)

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	4,774	(451)	4,323
Invesco V.I. American Franchise Fund - Series I Shares	254	(728)	(474)
Invesco V.I. Core Equity Fund - Series I Shares	197	(335)	(138)
Invesco V.I. EQV International Equity Fund - Series I Shares	226	(31)	195
Janus Henderson Balanced Portfolio - Institutional Shares	734	(141)	593
Janus Henderson Balanced Portfolio - Service Shares	8	(20)	(12)
Janus Henderson Enterprise Portfolio - Service Shares	186	(61)	125
Janus Henderson Global Research Portfolio - Institutional Shares	58	(388)	(330)
Janus Henderson Global Research Portfolio - Service Shares	25	(15)	10
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	15	(149)	(134)
LVIP Baron Growth Opportunities Fund - Service Class	2,810	(3,714)	(904)
LVIP Baron Growth Opportunities Fund - Standard Class	144	(63)	81
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	1,815	(1,764)	51
LVIP BlackRock Global Real Estate Fund - Standard Class	563	(1,155)	(592)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,042	(278)	764
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	208	(57)	151
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	152	(104)	48
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	491	(519)	(28)
LVIP Delaware Bond Fund - Standard Class	7,978	(770)	7,208
LVIP Delaware Diversified Floating Rate Fund - Standard Class	14,019	(518)	13,501
LVIP Delaware Diversified Income Fund - Standard Class	7,655	(719)	6,936
LVIP Delaware High Yield Fund - Standard Class	714	(4,854)	(4,140)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	2,286	(77)	2,209
LVIP Delaware Mid Cap Value Fund - Standard Class	6	(3)	3
LVIP Delaware REIT Fund - Standard Class	809	(7,183)	(6,374)
LVIP Delaware SMID Cap Core Fund - Standard Class	1,462	(11,786)	(10,324)
LVIP Delaware Social Awareness Fund - Standard Class	33	(87)	(54)
LVIP Delaware U.S. Growth Fund - Standard Class	85	(194)	(109)
LVIP Delaware Value Fund - Standard Class	1,911	(28,479)	(26,568)
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	1,847	(911)	936
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	47	(716)	(669)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	1,247	(1,409)	(162)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	—	(4)	(4)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	1,768	(1,397)	371
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	2,075	(1,587)	488
LVIP Global Income Fund - Standard Class	8,235	(303)	7,932
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	3,774	(1,341)	2,433
LVIP Government Money Market Fund - Standard Class	8,442	(14,190)	(5,748)
LVIP JPMorgan High Yield Fund - Standard Class	6,699	(304)	6,395
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	229	(638)	(409)
LVIP MFS International Growth Fund - Standard Class	18,166	(1,115)	17,051
LVIP MFS Value Fund - Standard Class	2,366	(1,326)	1,040
LVIP Mondrian International Value Fund - Standard Class	2,267	(1,062)	1,205
LVIP SSGA Bond Index Fund - Standard Class	3,511	(319)	3,192
LVIP SSGA Conservative Index Allocation Fund - Standard Class	—	(199)	(199)
LVIP SSGA Developed International 150 Fund - Standard Class	405	(235)	170
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,511	(767)	744
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	2,179	(946)	1,233
LVIP SSGA International Index Fund - Standard Class	39	(18,844)	(18,805)
LVIP SSGA International Managed Volatility Fund - Standard Class	—	(13,539)	(13,539)
LVIP SSGA Large Cap 100 Fund - Standard Class	22,174	(1,540)	20,634
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,982	(177)	1,805
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	2,612	(212)	2,400
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	2,046	(884)	1,162
LVIP SSGA S&P 500 Index Fund - Standard Class	22,756	(4,920)	17,836
LVIP SSGA Small-Cap Index Fund - Standard Class	17,428	(537)	16,891
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	214	(373)	(159)
LVIP T. Rowe Price 2040 Fund - Standard Class	86	—	86
LVIP T. Rowe Price Growth Stock Fund - Standard Class	61	(30)	31
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	552	(795)	(243)
LVIP Vanguard Bond Allocation Fund - Standard Class	1,173	(260)	913
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	—	(193)	(193)
LVIP Vanguard International Equity ETF Fund - Standard Class	3,978	(565)	3,413

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Wellington Capital Growth Fund - Standard Class	674	(78)	596
LVIP Wellington SMID Cap Value Fund - Standard Class	173	(776)	(603)
MFS® VIT Growth Series - Initial Class	306	(435)	(129)
MFS® VIT Total Return Series - Initial Class	396	(287)	109
MFS® VIT Utilities Series - Initial Class	2,034	(1,062)	972
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	472	(998)	(526)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	124	(476)	(352)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	—	(57)	(57)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	1,491	(20,315)	(18,824)
Putnam VT Large Cap Value Fund - Class IB	—	(33)	(33)
Templeton Foreign VIP Fund - Class 2	311	(239)	72
Templeton Global Bond VIP Fund - Class 1	1,511	(354)	1,157
Templeton Growth VIP Fund - Class 1	516	(275)	241
Templeton Growth VIP Fund - Class 2	61	(35)	26

7. Subsequent Events

Management evaluated subsequent events through April 26, 2023, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of LLANY Separate Account R for Flexible Premium Variable Life Insurance

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise LLANY Separate Account R for Flexible Premium Variable Life Insurance ("Variable Account"), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Variable Account's Auditor since 1999.
Philadelphia, Pennsylvania

April 26, 2023

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Growth and Income Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS International Value Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Large Cap Growth Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Sustainable Global Thematic Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Century VP Balanced Fund - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Century VP Inflation Protection Fund - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Growth Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth-Income Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds International Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
BlackRock Global Allocation V.I. Fund - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2022	For the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners	For the year ended December 31, 2021 and the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Alternative Asset Allocation VIP Portfolio - Class A	Available fund with no money invested at December 31, 2022	Available fund with no activity in the Statements of Operations at December 31, 2022	For the year ended December 31, 2021 (no 2022 activity in the Statement of Changes in Net Assets)
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Equity-Income Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Growth Opportunities Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP Growth Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP High Income Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Mid Cap Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Overseas Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Income VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. EQV International Equity Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Balanced Portfolio - Institutional Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Global Research Portfolio - Institutional Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Global Allocation Fund - Standard Class	As of December 31, 2022	For the period from June 3, 2022 through December 31, 2022	For the period from June 3, 2022 (commencement of operations) through December 31, 2022
LVIP BlackRock Global Real Estate Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Diversified Income Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware High Yield Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Mid Cap Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware REIT Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware SMID Cap Core Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware U.S. Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Income Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Government Money Market Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP MFS Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Conservative Index Allocation Fund - Standard Class	Available fund with no money invested at December 31, 2022	Available fund with no activity in the Statements of Operations at December 31, 2022	For the year ended December 31, 2021 (no 2022 activity in the Statement of Changes in Net Assets)
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price 2040 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard Bond Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Wellington SMID Cap Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Growth Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Total Return Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Utilities Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Putnam VT Large Cap Value Fund - Class IB	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Foreign VIP Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Growth VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Growth VIP Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022